      As filed with the Securities and Exchange Commission April 30, 1997
                                                  Registration No. 2-99584
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       ----------------------------------

                                   FORM N-lA

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17

                       ----------------------------------

                 P L A N  I N V E S T M E N T  F U N D, I N C.
               (Exact Name of Registrant as Specified in Charter)

                          676 St. Clair Street
                          Chicago, Illinois                       60611
                 (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code (312) 440-6372


                                         Copy to:
PHILIP A. GOSS, PRESIDENT                BURTON X. ROSENBERG, ESQ.
676 St. Clair Street                     Seyfarth, Shaw, Fairweather & Geraldson
Chicago, Illinois 60611                  55 E. Monroe Street
(Name and Address of Agent               Chicago, Illinois   60603
for Service)


                 It is proposed that this filing will become effective
                  X   immediately upon filing pursuant to paragraph (b)
                 ---  on (date) pursuant to paragraph (b)
                 --- 60 days after filing pursuant to paragraph (a)(1) --- on (date) pursuant to paragraph (a)(1)
                 --- 75 days after filing pursuant to paragraph (a)(2) --- on (date) pursuant to paragraph (a)(2) of Rule 485

                 If appropriate, check the following:
                 --- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CALCULATION OF REGISTRATION FEE
                       UNDER THE SECURITIES ACT OF 19331


 Title of
Securities          Amount        Proposed          Proposed        Amount of
  Being              Being   Maximum Offering  Maximum Aggregate  Registration
Registered        Registered  Price Per Unit2   Offering Price3        Fee
----------        ----------  --------------    --------------    ------------
Money Market
Portfolio, $.001
Par Value         108,193,243      $1.00

Short-Term
Portfolio, $.001
Par Value           2,399,113      $9.93

Total Shares of
of Beneficial
Interest in Plan
Investment Fund   110,592,356                        $330,000

------------------------------------------------------------------------------

(1) Registrant has elected to maintain registration of an indefinite number of Participation Certificates ("PCs") pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 was filed with the Securities and Exchange Commission on February 21, 1997.

(2) Estimated solely for the purpose of calculating the registration fees pursuant to Rule 24e-2 under the Investment Company Act of 1940 and Rule 457(c) under the Securities Act of 1933, based on an offering price of $9.93 with respect to its Short-Term Portfolio PCs on April 23, 1997.

(3) The maximum aggregate offering price for Registrant's Portfolio PCs with respect to its Money Market, Government/REPO and Short-Term Portfolios is calculated pursuant to Rule 24e-2 under the 1940 Act. During the year ended December 31, 1996, Registrant redeemed a total of 6,329,059,211 Money Market Portfolio PCs, 1,381,988,958 Government/REPO Portfolio PCs and 3,330,380 Short-Term Portfolio PCs, respectively. Of these redeemed PCs, 6,190,574,668 Money Market Portfolio PCs plus 30,561,667 PCs allocated from the Government/REPO Portfolio and 259,814 Short-Term Portfolio PCs plus 677,458 PCs allocated from the Government/REPO Portfolio were used for reductions pursuant to paragraph (c) of Rule 24f-2 in Registrant's 24f-2 Notice dated February 21, 1997 for the year ended December 31, 1996, and none of the redeemed PCs were used for reductions pursuant to Rule 24e-2 in previous Post-Effective Amendments filed during the current fiscal year. As a result, 107,922,876 redeemed Money Market Portfolio PCs and 2,393,108 Short-Term Portfolio PCs are being used to reduce, pursuant to paragraph (a) of Rule 24e-2, the number of shares for which the registration fee is payable with respect to this Post-Effective Amendment.

                             CROSS-REFERENCE SHEET
                           (as required by Rule 495)


N-1A Item No.                                               Location
-------------                                               --------
PART A                                                      PROSPECTUS

         Item 1. Cover Page                                 Cover Page

         Item 2. Synopsis                                   Prospectus Summary
                                                            and Introduction;
                                                            PortfolioFee Tables
         Item 3. Condensed Financial                        Financial Highlights
                 Information

         Item 4. General Description                        Cover Page; Investment
                 of Registrant                              Objectives and
                                                            Policies Description
                                                            of Participation
                                                            Certificates

         Item 5. Management of the Fund                     Management of the
                                                            Investment Company

         Item 5A. Management's                              Financial Highlights
                  Discussion of
                  Fund Performance

         Item 6. Capital Stock and                          Dividends; Taxes;
                 Other Securities                           Management of the
                                                            Investment Company;
                                                            Description of
                                                            Participation
                                                            Certificates;
                                                            Performance
                                                            Information; General
                                                            Information

         Item 7. Purchase of Securities                     Purchase and
                                                            Redemption of
                 Being Offered                              Participation
                                                            Certificates;
                                                            Management of the
                                                            Investment Company;
                                                            Net Asset Value

         Item 8. Redemption or                              Purchase and
                                                            Redemption of
                 Repurchase                                 Participation
                                                            Certificates; Net
                                                            Asset Value

         Item 9. Legal Proceedings                          Not Applicable


N-lA Item No.                                               Location
-------------                                               --------

PART B                                                      STATEMENT OF
                                                            ADDITIONAL
                                                            INFORMATION
         Item 10.         Cover Page                        Cover Page

         Item 11.         Table of Contents                 Table of Contents

         Item 12.         General Information               See Prospectus --
                          and History                       "Description of
                                                            Participation
                                                            Certificates"

         Item 13.         Investment Objectives             Investment
                                                            Objectives and
                          and Policies                      Policies

         Item 14.         Management of the                 Management of the
                                                            Investment
                          Fund                              Company

         Item 15.         Control Persons and               Additional
                                                            Description
                          Principal Holders of              Concerning
                                                            Investment
                          Securities                        Company
                                                            Participation
                                                            Certificates

         Item 16.         Investment Advisory               Management of the
                                                            Investment
                          and Other Services                Company; See
                                                            Prospectus --
                                                            "Management of the
                                                            Investment Company"

         Item 17.         Broker Allocation                 Investment
                                                            Objectives and
                          and Other Practices               Policies

         Item 18.         Capital Stock and                 Additional
                                                            Information
                          Other Securities                  Concerning
                                                            Investment Company
                                                            Participation
                                                            Certificates;
                                                            Miscellaneous;
                                                            See Prospectus --
                                                            "Dividends",
                                                            "Taxes" and
                                                            "Description of
                                                            Participation
                                                            Certificates"

         Item 19.         Purchase, Redemption              Additional Purchase and
                          and Pricing of                    Redemption
                                                            Information
                          Securities Being
                          Offered

         Item 20.         Tax Status                        Additional
                                                            Information
                                                            Concerning Taxes;
                                                            See Prospectus --
                                                            "Dividends" and
                                                            "Taxes"

         Item 21.         Underwriters                      Not Applicable


N-1A Item No.                                               Location
-------------                                               --------
         Item 22.         Calculation of                    Performance
                                                            Information
                          Performance Data

         Item 23.         Report of Independent             Report of
                                                            Independent
                          Certified Public                  Accountants and
                          Accountants                       Financial Statements

         Item 24.         Financial Statements              Report of
                                                            Independent
                                                            Accountants and
                                                            Financial Statements


PART C                                                      OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement

                        PROSPECTUS DATED APRIL 23, 1997



                           PLAN INVESTMENT FUND, INC.

          Plan Investment Fund, Inc. (the "Investment Company") is a diversified open-end management investment company available for members and licensees of the Blue Cross and Blue Shield Association, an association of independent Blue Cross and Blue Shield Plans, and certain related organizations. The Investment Company was organized to offer portfolios designed to provide liquidity and professional investment management and at present offers Participation Certificates (individually, a "PC" and, collectively, "PCs") in three (3) separate portfolios:

          The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations, having remaining maturities of one (1) year or less. The dollar-weighted average maturity of the Government/REPO Portfolio will not exceed seven (7) days.

          The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments, including U.S. Government, bank and commercial obligations having remaining maturities of one (1) year or less. The dollar-weighted average maturity of the Money Market Portfolio will not exceed ninety (90) days.

          The Short-Term Portfolio also invests in high quality U.S. Government, bank and commercial obligations, but typically with longer maturities than the Money Market Portfolio, and seeks to maximize total return, which includes interest income and capital gains and losses, consistent with preservation of capital. The Short-Term Portfolio may buy instruments having remaining maturities, or their duration equivalent, of five and a quarter (5 1/4) years or less. The dollar-weighted maturity of the Short-Term Portfolio will not exceed three hundred sixty (360) days.

     For information on new account applications, call Health Plans Capital Services Corp ("CSC") at (312) 440-6372. To place purchase or redemption orders, or to request yield information, call PFPC Inc. ("PFPC"), the Transfer Agent for the Investment Company, at (800) 821-9771.


     This Prospectus, which should be retained for future reference, sets forth concisely the information about the Investment Company that a prospective investor should review carefully before investing in the Investment Company. Additional information about the Investment Company has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated April 23, 1997. This information is incorporated herein by reference and is available without charge upon request from CSC, 676 St. Clair Street, Chicago, Illinois 60611.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO PARTICIPATION CERTIFICATES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THESE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER PARTICIPATION CERTIFICATE.

                      PROSPECTUS SUMMARY AND INTRODUCTION

(The information below should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.)

THE PORTFOLIOS AND THE INVESTMENT COMPANY'S INVESTMENT OBJECTIVES

     The Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") are portfolios of Plan Investment Fund, Inc., a diversified, open-end management investment company. Each Portfolio is represented by a class of Participation Certificates separate from those of the Investment Company's other Portfolios. Unless otherwise indicated, all statements made in this Prospectus refer to all three Portfolios.

     The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments, including U.S. Government, bank and commercial obligations. The Short-Term Portfolio also invests in high quality U.S. Government, bank and commercial obligations, but typically with longer maturities, and seeks to maximize total return, which includes interest income and capital gains and losses, consistent with preservation of capital.

INVESTORS IN THE PORTFOLIOS

     The Investment Company is designed for and permits investment exclusively by entities within the Blue Cross and Blue Shield system of independent Plans which include (i) Blue Cross Plans, Blue Shield Plans, and Blue Cross and Blue Shield Plans (individually, a "Plan" and, collectively, the "Plans"), the Blue Cross and Blue Shield Association and BCS Financial Corporation, and (ii) CSC. Also eligible to use the Investment Company are subsidiaries and affiliates of any of these entities. The above investors may be referred to individually as a "BCBS Investor" and collectively as "BCBS Investors".

ADVANTAGES OF THE PORTFOLIOS

     The Portfolios offer investors professionally managed, convenient, highly liquid, diversified, high quality investment vehicles designed to ease and assist liquidity management. Investments in PCs of the Portfolios are designed to relieve investors of such decisions and administrative tasks involved in the direct purchase of liquidity investments as scheduling maturities and reinvestments, safekeeping securities, and surveying the market for the best price at which to buy or sell. In addition, the Investment Company offers investors seeking a liquid investment a choice between (i) PCs of the Government/REPO Portfolio, which normally will have a constant net asset value per PC of $1.00 and which will have a dollar-weighted average portfolio maturity of not more than seven (7) days, (ii) PCs of the Money Market Portfolio, which normally will have a constant net asset value per PC of $1.00 and which will have a dollar-weighted average portfolio maturity of not more than ninety (90) days, and (iii) PCs of the Short-Term Portfolio, which will be valued at the market value of its investments and which will have a dollar-weighted average portfolio maturity of not more than three hundred sixty (360) days. Securities whose maturities are measured on an average life or duration basis are converted to an average maturity for the purpose of calculating the Short-Term Portfolio dollar-weighted average maturity. Investors may allocate their investments between the Portfolios at their discretion and may change such allocations at any time.

PURCHASE AND REDEMPTION OF PCS OF THE GOVERNMENT/REPO PORTFOLIO AND THE MONEY MARKET PORTFOLIO

     Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank, National Association ("PNC Bank") receives Federal funds by 4:00 P.M. (Eastern Time). In addition, purchase orders for the Government/REPO and the Money Market Portfolios which are received after 12 Noon (Eastern Time) but before 3:00 P.M. (Eastern Time) will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time) that day. Orders received after 3:00 P.M. (Eastern Time) and orders for which payment has not been received by 4:00 P.M. (Eastern Time) will not be accepted and notice thereof will be given to the investor placing the order. Redemption requests will be executed and proceeds will be paid to redeeming PC holders on the same day of the redemption request if the redemption request is received before 3:00 P.M. (Eastern Time). Investors in the Government/REPO Portfolio and the Money Market Portfolio may use purchase and redemption procedures to effect inter-Plan transfers. (See "Purchase and Redemption of Participation Certificates--Transfer Payments".)

PURCHASE AND REDEMPTION OF PCS OF THE SHORT-TERM PORTFOLIO

     Purchase orders for the Short-Term Portfolio received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined on that day and will be executed as of the beginning of business on the following Business Day if payment in Federal funds has been received by 4:00 P.M. (Eastern Time) on the day the order is executed. Redemption orders received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined as of 4:00 P.M. (Eastern Time) on that day and will be executed as of the beginning of business on the following Business Day. Proceeds will be wired on the day the redemption order is executed.

INVESTMENT ADVISERS AND SERVICE AGENTS


     PNC Institutional Management Corporation ("PIMC") is the investment adviser of the Government/REPO Portfolio and the Money Market Portfolio and the service agent of all three of the Investment Company's Portfolios. Neuberger & Berman, a Delaware limited liability company ("N&B"), is the investment adviser of the Short-Term Portfolio. (PIMC and N&B sometimes are referred to herein collectively as the "Investment Advisers"; PIMC sometimes is referred to herein as the "Service Agent".) (See "Management of the Investment Company--Investment Advisers and Service Agent".)

CUSTODIAN, TRANSFER AGENT AND ADMINISTRATOR

     PNC Bank is the Investment Company's custodian; PFPC is the Investment Company's transfer agent; and CSC is the Investment Company's administrator. (See "Management of the Investment Company--Custodian and Transfer Agent" and "Management of the Investment
Company--Administrator".)

                              PORTFOLIO FEE TABLES

PARTICIPATION CERTIFICATE HOLDER TRANSACTION EXPENSE

     The Investment Company does not charge any form of sales load, redemption fee or exchange fee.

     The following tables summarize other costs and expenses that investors bear directly or indirectly.

                           GOVERNMENT/REPO PORTFOLIO

GOVERNMENT/REPO PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees (net of waivers)............................  0.04%
12b-1 Fees..................................................  0.00%
Other Expenses (net of waivers).............................  0.06%
                                                              -----
               Total Portfolio Operating Expenses (net of
                 waivers)...................................  0.10%
                                                              =====



Without the waiver of advisory and administrator fees, the total operating expense would be 0.29% based on actual costs for the period ended December 31, 1996.


GOVERNMENT/REPO PORTFOLIO EXAMPLE


                                                     ONE   THREE  FIVE    TEN
                                                     YEAR  YEARS  YEARS  YEARS
                                                     ----  -----  -----  -----

Investors would pay the following expenses
on a $1,000 investment, assuming (1) 5% annual
return, (2) reinvestment of dividends and (3)
redemption at the end of each time period:..........  $1    $3     $6     $13


                             MONEY MARKET PORTFOLIO

MONEY MARKET PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees (net of waivers)............................  0.15%
12b-1 Fees..................................................  0.00%
Other Expenses (net of waivers).............................  0.08%
                                                              -----
               Total Portfolio Operating Expenses (net of
                 waivers)...................................  0.23%
                                                              =====



Without the waiver of advisory and administrator fees, the total operating expense would be 0.24% based on actual costs for the fiscal year ended December 31, 1996.


MONEY MARKET PORTFOLIO EXAMPLE

                                                              ONE   THREE  FIVE    TEN
                                                              YEAR  YEARS  YEARS  YEARS
                                                              ----  -----  -----  -----


  Investors would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return, (2) reinvestment of dividends and (3) redemption at the end of each time
  period:.....................................................   $2   $7      $13    $29


                              SHORT-TERM PORTFOLIO

SHORT-TERM PORTFOLIO ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (net of waivers)............................  0.14%
12b-1 Fees..................................................  0.00%
Other Expenses (net of waivers).............................  0.16%
                                                              -----
               Total Portfolio Operating Expenses (net of
                 waivers)...................................  0.30%
                                                              =====


Without the waiver of advisory, administrator and service agent fees, the total operating expense would be .48% based on actual costs for the fiscal year ended December 31, 1996.



SHORT-TERM PORTFOLIO EXAMPLE

                                                              ONE   THREE  FIVE    TEN
                                                              YEAR  YEARS  YEARS  YEARS
                                                              ----  -----  -----  -----


Investors would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return, (2) reinvestment
of dividends and (3) redemption at the end of each time
period:.....................................................   $3      $10    $17    $38

     The purpose of these fee tables is to assist the investor in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Investment Company" and "Purchase and Redemption of Participation Certificates" in this prospectus and the financial statements and related notes contained in the Statement of Additional Information. Coopers & Lybrand L.L.P., the Investment Company's independent accountants, has not audited the above tables and examples.

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

     The following information regarding per participation certificate income and principal changes has been derived from the Investment Company's financial statements which are included in the Statement of Additional Information. The financial data below should be read in conjunction with the financial statements and related notes. The Investment Company's financial statements and financial highlights have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is contained in the Statement of Additional Information along with the financial statements. The Investment Company's Annual Report contains additional performance information and will be made available upon request without charge.

                              FINANCIAL HIGHLIGHTS
      (FOR A PARTICIPATION CERTIFICATE OUTSTANDING THROUGHOUT THE PERIOD)

                           GOVERNMENT/REPO PORTFOLIO


                               YEAR     06/01/95(1)
                              ENDED       THROUGH
                             12/31/96    12/31/95
                             --------   -----------
Net Asset Value, Beginning
  of Period................  $   1.00     $   1.00
                             --------     --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income......      .053         .034
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............         0            0
                             --------     --------
Total From Investment
  Operations...............      .053         .034
                             --------     --------
LESS DISTRIBUTIONS:
Dividends to PC holders
  from Net Investment
  Income...................     (.053)       (.034)
Distributions to PC holders
  from Net Capital Gains...         0            0
                             --------     --------
Total Distributions........     (.053)       (.034)
                             --------     --------
Net Asset Value, End of
  Period...................  $   1.00     $   1.00
                             ========     ========
Total Return...............     5.42%        5.99%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (000)....................  $156,382     $119,080
Ratio of Expenses to
  Average Net Assets(3)....      .10%         .10%(2)
Ratio of Net Investment
  Income to Average Net
  Assets...................     5.29%        5.78%(2)


-------------------------
(1) From June 1, 1995 commencement of operations.
(2) Annualized.

(3) Without the waiver of advisory and administration fees, the ratio of Government/REPO Portfolio expenses to average daily net assets would have been .29% and .30% for the fiscal periods ended December 31, 1996 and 1995, respectively.

--------------------------------------------------------------------------------

     The Government/REPO Portfolio seven day average current yield as of December 31, 1996 was 5.45%.

                              FINANCIAL HIGHLIGHTS
      (FOR A PARTICIPATION CERTIFICATE OUTSTANDING THROUGHOUT THE PERIOD)

                                                MONEY MARKET PORTFOLIO
                            ---------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------
                              1996      1995       1994      1993       1992       1991
                            --------  --------   --------  --------   --------   --------
Net Asset Value, Beginning
  of Period...............  $   1.00  $   1.00   $   1.00  $   1.00   $   1.00   $   1.00
                            --------  --------   --------  --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income.....      .052      .058       .041      .030       .037       .060
Net Realized and
  Unrealized Gain (Loss)
  on Investments..........         0         0          0         0          0          0
                            --------  --------   --------  --------   --------   --------
Total From Investment
  Operations..............      .052      0.58       .041      .030       .037       .060
                            --------  --------   --------  --------   --------   --------
LESS DISTRIBUTIONS:
Dividends to PC holders
  from Net Investment
  Income..................     (.052)    (.058)     (.041)    (.030)     (.037)     (.060)
Distributions to PC
  holders from Net Capital
  Gains...................         0         0          0         0          0          0
                            --------  --------   --------  --------   --------   --------
Total Distributions.......     (.052)    (.058)     (.041)    (.030)     (.037)     (.060)
                            --------  --------   --------  --------   --------   --------
Net Asset Value,
  End of Period...........  $   1.00  $   1.00   $   1.00  $   1.00   $   1.00   $   1.00
                            ========  ========   ========  ========   ========   ========
Total Return..............     5.38%     5.97%      4.21%     3.07%      3.73%      6.16%
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000).....  $524,872  $584,976   $451,367  $474,838   $390,581   $642,583
Ratio of Expenses to
  Average Net Assets(3)...      .23%      .24%       .26%      .24%       .23%       .25%
Ratio of Net Investment
  Income to Average Net
  Assets..................     5.24%     5.82%      4.15%     3.02%      3.68%      5.97%

                                              MONEY MARKET PORTFOLIO
                                    -------------------------------------------
                                       YEAR ENDED DECEMBER 31,      3/11/87(1)
                                    ------------------------------  THROUGH
                               1991      1990      1989      1988    12/31/87
                             --------  --------  --------  -------- ----------
Net Asset Value, Beginning
  of Period...............   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income.....       .060      .080      .090      .074      .053
Net Realized and
  Unrealized Gain (Loss)
  on Investments..........          0         0         0         0         0
                             --------  --------  --------  --------  --------
Total From Investment
  Operations..............       .060      .080      .090      .074      .053
                             --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends to PC holders
  from Net Investment
  Income..................      (.060)    (.080)    (.090)    (.074)    (.053)
Distributions to PC
  holders from Net Capital
  Gains...................          0         0         0         0         0
                             --------  --------  --------  --------  --------
Total Distributions.......      (.060)    (.080)    (.090)    (.074)    (.053)
                             --------  --------  --------  --------  --------
Net Asset Value,
  End of Period...........   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             ========  ========  ========  ========  ========
Total Return..............      6.16%     8.29%     9.40%     7.64%     5.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000).....   $642,583  $460,402  $303,688  $127,480  $140,212
Ratio of Expenses to
  Average Net Assets(3)...       .25%      .28%      .30%      .30%      .30%(2)
Ratio of Net Investment
  Income to Average Net
  Assets..................      5.97%     8.02%     8.94%     7.45%     6.78%(2)


-------------------------
(1) From March 11, 1987 commencement of operations.
(2) Annualized.

(3) Without the waiver of advisory, administration and service agent fees, the ratio of Money Market Portfolio expenses to average daily net assets would have been .24%, .25%, .26%, .24%, .24%, .25%, .28%, .32%, .37% and .50%
    respectively, for the periods ended December 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987.

-------------------------------------------------------------------------------

     The Money Market Portfolio seven day average current yield as of December 31, 1996 was 5.29%.

                              FINANCIAL HIGHLIGHTS
      (FOR A PARTICIPATION CERTIFICATE OUTSTANDING THROUGHOUT THE PERIOD)

                                            SHORT-TERM PORTFOLIO
                                         -----------------------------
                                            YEAR ENDED DECEMBER 31,
                                         -----------------------------
                                          1996      1995       1994
                                         -------   -------   --------
Net Asset Value, Beginning
  of Period........................      $ 10.00   $  9.93   $  10.03
                                         -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..............         .542      .599       .440
Net Realized and Unrealized Gain
  (Loss) on Investments............        (.050)     .070      (.100)
                                         -------   -------   --------
Total From Investment Operations...         .492      .669       .340
                                         -------   -------   --------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income................        (.542)    (.599)     (.440)
Distributions to PC holders from
  Net Capital Gains................            0         0          0
                                         -------   -------   --------
Total Distributions................        (.542)    (.599)     (.440)
                                         -------   -------   --------
Net Asset Value, End of Period.....      $  9.95   $ 10.00   $   9.93
                                         =======   =======   ========
Total Return.......................        5.08%     6.92%      3.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000)..............      $69,940   $63,922   $103,240
Ratio of Expenses to Average Net
  Assets(3)........................         .30%      .30%       .30%
Ratio of Net Investment Income to
  Average Net Assets...............        5.43%     6.00%      4.29%
Portfolio Turnover Rate(4).........       119.0%     64.8%      47.6%



                                           SHORT-TERM PORTFOLIO
                                         -----------------------------
                                         YEAR ENDED DECEMBER 31,
                                         -----------------------------
                                           1993       1992      1991
                                         --------   --------   -------
Net Asset Value, Beginning
  of Period........................      $  10.05   $  10.09   $  9.96
                                         --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..............          .377       .443      .637
Net Realized and Unrealized Gain
  (Loss) on Investments............         (.009)     (.034)     .130
                                         --------   --------   -------
Total From Investment Operations...          .368       .409      .767
                                         --------   --------   -------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income................         (.377)     (.443)    (.637)
Distributions to PC holders from
  Net Capital Gains................         (.011)     (.006)        0
                                         --------   --------   -------
Total Distributions................         (.388)     (.449)    (.637)
                                         --------   --------   -------
Net Asset Value, End of Period.....      $  10.03   $  10.05   $ 10.09
                                         ========   ========   =======
Total Return.......................         3.72%      4.13%     7.95%
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000)..............      $186,808   $195,579   $94,050
Ratio of Expenses to Average Net
  Assets(3)........................          .30%       .30%      .30%
Ratio of Net Investment Income to
  Average Net Assets...............         3.74%      4.29%     6.22%
Portfolio Turnover Rate(4).........         34.1%      37.6%     63.8%

                                               SHORT-TERM PORTFOLIO
                                     ----------------------------------------
                                       YEAR ENDED DECEMBER 31,     3/11/87(1)
                                     ---------------------------    THROUGH
                                      1990      1989      1988      12/31/87
                                     -------   -------   -------   ----------
Net Asset Value, Beginning
  of Period........................  $  9.91   $  9.85   $  9.88    $ 10.00
                                     -------   -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..............     .778      .832      .715       .532
Net Realized and Unrealized Gain
  (Loss) on Investments............     .050      .060     (.030)     (.120)
                                     -------   -------   -------    -------
Total From Investment Operations...     .828      .892      .685       .412
                                     -------   -------   -------    -------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income................    (.778)    (.832)    (.715)     (.532)
Distributions to PC holders from
  Net Capital Gains................        0         0         0          0
                                     -------   -------   -------    -------
Total Distributions................    (.778)    (.832)    (.715)     (.532)
                                     -------   -------   -------    -------
Net Asset Value, End of Period.....  $  9.96   $  9.91   $  9.85    $  9.88
                                     =======   =======   =======    =======
Total Return.......................    8.69%     9.42%     7.15%      4.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000)..............  $24,828   $15,473   $19,207    $20,269
Ratio of Expenses to Average Net
  Assets(3)........................     .30%      .30%      .30%       .30%(2)
Ratio of Net Investment Income to
  Average Net Assets...............    7.89%     8.38%     7.22%      6.59%(2)
Portfolio Turnover Rate(4).........   100.2%     45.4%     12.4%     162.0%(2)


---------------
1 From March 11, 1987 commencement of operations.
2 Annualized.
3 Without the waiver of advisory, administration and service agent fees, the ratio of Short-Term Portfolio expenses to average daily net assets would have been .48%, .43%, .37%, .32%, .37%, .56%, .85%, .91%, .99% and .76%
  respectively, for the periods ended December 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987.
4 Excludes security purchases with a maturity of less than one year.
-------------------------------------------------------------------------------

     The Short-Term Portfolio thirty day average yield as of December 31, 1996 was 5.26%. The Short-Term Portfolio annualized total return was 5.08% for the one year period ended December 31, 1996, 4.64% for the five year period ended December 31, 1996 and 6.16% for the March 11, 1987 (commencement of operations) to December 31, 1996 period.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Government/REPO Portfolio invests in liquid, high quality U.S. Government obligations and repurchase agreements and the Money Market Portfolio and the Short-Term Portfolio invest in diversified selections of liquid, high quality U.S. Government, bank and commercial debt obligations, as determined by each Portfolio's investment adviser to meet the Portfolio's respective quality standards as established by the investment Company's Board of Trustees. However, as described below, the three (3) Portfolios have different investment objectives and investors may allocate their investments in the Investment Company between the three (3) Portfolios as best suits their needs at any given time. The criteria discussed below serve to explain the term "high quality" used herein and in the Statement of Additional Information with respect to investments of the Investment Company.

CRITERIA APPLICABLE TO THE PORTFOLIOS

     All three Portfolios may:

     1. Purchase obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; some of these are backed by the full faith and credit of the United States, such as the obligations of the Government National Mortgage Association. Others are backed by the right of the issuer to borrow from the U.S. Treasury, such as the obligations of the Federal National Mortgage Association, or are backed by the credit of the agency or instrumentality issuing the obligation, such as Federal Home Loan Mortgage Corporation Mortgage Participation Certificates.

     2. Enter into repurchase agreements ("Repurchase Agreements") pursuant to which a Portfolio may acquire an investment for a relatively short period (usually not more than sixty (60) days), subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio holding period. This results in a fixed rate of return during such period. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the Repurchase Agreement). Securities subject to Repurchase Agreements will be held by PNC Bank or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the 1940 Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to one hundred percent (100%) of the purchase price plus accrued interest under the Repurchase Agreements. The Investment Company will perfect its security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the Repurchase Agreement, the Investment Company might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Investment Company may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by the Portfolio's respective investment adviser to meet the Portfolio's respective quality standards as established by the Investment Company's Board of Trustees. These standards require an independent review by the Portfolio's investment adviser of the operating history and financial condition of the seller to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the repurchase agreement during its contemplated term. The investment advisers will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

     3. Enter into reverse repurchase agreements ("Reverse Repurchase Agreements") to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Reverse Repurchase Agreements involve the sale of investments held by the Investment Company with an agreement to repurchase the securities at a fixed date and price. Under the 1940 Act, Reverse Repurchase Agreements, the proceeds of which are utilized to provide liquidity to meet redemption requests, are considered as borrowings. Proceeds of Reverse Repurchase Agreements utilized to provide liquidity to meet redemption requests may equal no more than five percent

(5%) of the total assets of the respective Portfolio. The use of Reverse Repurchase Agreements is not expected to affect the net asset value of the Government/REPO Portfolio or the Money Market Portfolio.

     The Money Market Portfolio and the Short-Term Portfolio may:

     1. Purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of the U.S. branches of U.S. banks with assets of at least $1 billion, if such obligations are first determined by the Portfolio's respective investment adviser to meet the Portfolio's respective maturity limitations and quality standards for corporate debt obligations.

     2. Purchase commercial paper rated (at the time of purchase) at least "A-1" by Standard & Poor's Corporation ("S&P") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's").

     3. Purchase corporate bonds or notes. The Money Market Portfolio may purchase corporate bonds or notes rated (at the time of purchase) at least "AA" by S&P or at least "Aa" by Moody's. The Short-Term Portfolio may purchase corporate bonds or notes rated (at the time of purchase) at least "A-" by S&P or at least "A-3" by Moody's.

     4. Purchase variable amount master demand notes ("VAMD Notes") issued by corporations, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes normally are considered illiquid and are not traded, the Investment Company may demand at any time from the issuers of the VAMD Notes payment, in less than seven (7) days, of principal and accrued interest. VAMD Notes typically are not rated by credit rating agencies. If an issuer of VAMD Notes were to default on its payment obligations, the Investment Company might be unable to dispose of the illiquid VAMD Notes and might, for this or other reasons, suffer a loss to the extent of the default.

     The Portfolios do not purchase unrated instruments unless the Portfolio's respective investment adviser has determined the instrument to be of comparable quality to rated instruments which the respective Portfolio may buy. The rating symbols used by S&P and Moody's which are referred to above are described in the Appendix to the Statement of Additional Information.

     The Investment Company will (i) seek to make investments in instruments authorized by the New York State Insurance Department to the extent such investments also comply with the Investment Company's Investment Guidelines and the 1940 Act; (ii) seek to make investments which will be permitted investments under the requirements of other applicable state insurance laws and regulations, although each investor should determine for itself the suitability with respect to such state insurance laws and regulations, of investing with the Investment Company; and (iii) maintain a high degree of portfolio liquidity at all times. Each investor in the Investment Company will have the right to receive redemption proceeds from the Investment Company within one (1) Business Day of the Investment Company's receipt of a proper redemption request order, as the case may be. If an investor ceases to be a BCBS Investor, its PCs in the Investment Company will be redeemed involuntarily.

THE GOVERNMENT/REPO PORTFOLIO

     The Government/REPO Portfolio seeks a high level of current income consistent with stability of principal by investing in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations having remaining maturities of one (1) year or less, except that items of collateral securing Portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding one (1) year. At least sixty-five percent (65%) of the Government/REPO Portfolio's net assets will be invested in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations at all times. The dollar-weighted average portfolio maturity of the Government/REPO Portfolio will not exceed seven (7) days. In pursuing its investment objective, the Government/REPO Portfolio invests in a broad range of government obligations and repurchase agreements that may be available in the money markets. In addition to the specific quality and other investment criteria set forth above, the Government/REPO Portfolio will purchase only those instruments judged by PIMC to involve minimal credit risk and which either have a high quality rating from a nationally recognized rating agency or, if unrated, to be of comparable quality as determined by PIMC. The Government/REPO Portfolio attempts to maintain a constant net asset value per PC of $1.00. There is no assurance, however, that such constant net asset value will be maintained. Government/REPO Portfolio PCs are neither insured nor guaranteed by the U.S. Government.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks a high level of current income consistent with stability of principal by investing in high quality money market instruments having remaining maturities of one (1) year or less, except that items of collateral securing Portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding one (1) year. The dollar-weighted average portfolio maturity of the Money Market Portfolio will not exceed ninety (90) days. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets. In addition to the specific quality and other investment criteria set forth above, the Money Market Portfolio will purchase only those instruments judged by PIMC to involve minimal credit risk and which either have a high quality rating from a nationally recognized rating agency or, if unrated, to be of comparable quality as determined by PIMC. The Money Market Portfolio attempts to maintain a constant net asset value per PC of $1.00. There is no assurance, however, that such constant net asset value will be maintained. Money Market Portfolio PCs are neither insured nor guaranteed by the U.S. Government.

THE SHORT-TERM PORTFOLIO

     The Short-Term Portfolio seeks to maximize total return, which includes interest income and capital gains and losses, consistent with the preservation of capital by managing a portfolio of U.S. Government, bank and commercial instruments having remaining maturities of five and a quarter (5 1/4) years or less, except that items of collateral securing portfolio securities which are subject to Repurchase Agreements may bear maturities exceeding five and a quarter (5 1/4) years. As a matter of fundamental policy the dollar-weighted average portfolio maturity of the Short-Term Portfolio will not exceed three hundred sixty (360) days. The net asset value per PC in the Short-Term Portfolio will be subject to some fluctuation. There is no assurance that the goals of the Short-Term Portfolio will be achieved.

     In the ordinary course of business, the Short-Term Portfolio may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment will take place after the date of the transaction). As such, the securities are subject to market fluctuations and no interest accrues to the purchaser during this period. When-issued securities are recorded as an asset and are subject to market fluctuations. In addition, the Portfolio will segregate an amount of cash or securities at the time of commitment equal to or exceeding the purchase price of the securities. The Short-Term Portfolio will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than fifteen percent (15%) of the total assets of the Portfolio would be so invested.

INVESTMENT AND BORROWING LIMITATIONS

     The Portfolios of the Investment Company may not change the investment or borrowing limitations summarized below without the affirmative vote of the holders of a majority of the outstanding PCs of the respective Portfolio. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of the holders of a majority of the outstanding PCs of the respective Portfolio, is contained in the Statement of Additional Information under "Investment Objectives and Policies".) The Portfolios may not:

     1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing. This limitation applies to proceeds of Reverse Repurchase Agreements to the extent such proceeds are utilized to provide liquidity to meet redemption requests.

     2. Purchase any securities which would cause twenty-five percent (25%) or more of the total assets of the respective Portfolio at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry, provided that there is no limitation for the Portfolios with respect to investments in U.S. Government obligations or in obligations of domestic branches of U.S. banks for the Money Market Portfolio.

     3. Purchase securities of any one (1) issuer, other than those of, or those guaranteed by, the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than five percent (5%) of the total assets of the respective Portfolio would be invested in such issuer; except that up to one hundred percent (100%) of the total assets of the Government/REPO Portfolio and up to twenty-five percent (25%) of the total assets of the Money Market Portfolio and the Short-Term Portfolio may be invested in Repurchase Agreements with maturities not greater than seven
(7) days without regard to this five percent (5%) limitation.

     4. Purchase securities, if immediately after such purchase more than ten percent (10%) of the net assets of the respective Portfolio would be invested in restricted securities and securities which are illiquid, including Repurchase Agreements with maturities greater than seven (7) days and VAMD Notes with greater than seven (7) days' notice required for sale. Restricted securities issued under Rule 144A and commercial paper issued under Section 4(2) of the Securities Act of 1933 are not subject to this limitation if they are determined by the Portfolio's adviser to be liquid under guidelines established by the Board of Trustees.

     5. Purchase securities issued by CSC.

             PURCHASE AND REDEMPTION OF PARTICIPATION CERTIFICATES

PURCHASE PROCEDURES

     PCs of each Portfolio are sold without a sales charge by the Investment Company acting as its own distributor without the services of an underwriter at the net asset value per PC next determined after receipt of a purchase order by PFPC. BCBS Investors may open an account with the Investment Company by completing, and submitting to CSC, an application form which may be obtained by telephoning (312) 440-6372; the form requests all information from the investor required to enable PFPC to open an account for such investor. After the application form has been approved by CSC and forwarded to PFPC, an investor may place purchase orders for PCs on any Business Day directly with PFPC, the transfer agent for the Investment Company; such orders must be transmitted by telephoning (800) 821-9771 and indicating the amount and the Portfolio of the PCs desired. (See "Net Asset Value--Government/REPO Portfolio and Money Market Portfolio" for the definition of "Business Day".)

     Government/REPO Portfolio and Money Market Portfolio. Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. Eastern Time. In addition, purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received after 12 Noon (Eastern Time) but before 3:00 P.M. (Eastern Time) will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time). Orders received after 3:00 P.M. (Eastern
Time) and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time) will not be accepted and notice thereof will be given to the investor placing the order.

     Short-Term Portfolio. Purchase orders for the Short-Term Portfolio received before 4:00 P.M. (Eastern Time) will be priced at the net asset value determined on that day and will be executed as of the beginning of business on the following Business Day if payment has been received by PNC Bank by 4:00 P.M. (Eastern Time) on the day the order is executed. Orders received at other times, and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time) on the day the order is to be executed, will not be accepted and notice thereof will be given to the investor placing the order.

     Payment for PCs of the Portfolios may be made only in Federal funds or other funds immediately available to PNC Bank. The Government/REPO Portfolio has a $1 million minimum initial and subsequent investment requirement. The Money Market Portfolio and the Short-Term Portfolio do not have minimum initial or subsequent investment requirements. Payment for orders which are not received or accepted by PFPC will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of PCs. Unless specifically designated as to a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio. CSC will be responsible for the payment of any distribution expenses.

REDEMPTION PROCEDURES

     Redemption orders must be transmitted to PFPC by telephone in the manner described under "Purchase Procedures". PCs are redeemed at the net asset value per PC next determined after receipt of the redemption order. Investors should note the differences between the Portfolios in terms of when net asset values of the PCs are determined and when dividends are earned.

     Government/REPO Portfolio and Money Market Portfolio. Payment for redeemed PCs for which a redemption order is received by PFPC on a Business Day before 3:00 P.M. (Eastern Time) is made in Federal funds wired to the redeeming investor's account on the same Business Day. Payment for other redemption orders which are received on a Business Day (or on a day when PNC Bank is closed) is wired in Federal funds on the next Business Day following redemption that PNC Bank is open for business. An investor receives no dividend for the day on which PCs are redeemed; therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following Business Day to do so.

     Short-Term Portfolio. A redemption request with respect to the Short-Term Portfolio which is received by PFPC prior to 4:00 P.M. (Eastern Time) on a Business Day will be priced at the net asset value determined as of 4:00 P.M. (Eastern Time) on that day and will be executed on the following Business Day. Proceeds will be wired on the day the redemption order is executed. Investors receive dividends through, and including, the day before the redemption order is executed.

     Further Information Regarding The Portfolios. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

     The Investment Company will not issue certificates representing PCs unless requested to do so by its investors. If such certificates have been issued representing PCs to be redeemed, prior to effecting a redemption with respect to such PCs, PFPC must have received such certificates properly endorsed (i.e., duly executed with signatures guaranteed by a commercial bank, a trust company or a member firm of a domestic securities exchange). PFPC reserves the right to request additional documentation in order to confirm that a transaction is properly authorized. PC holders having questions regarding proper documentation or desiring to request certificates representing PCs should contact PFPC.

     The Investment Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its PCs) for such periods as are permitted under the 1940 Act. The Investment Company may also redeem PCs involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information". In addition, CSC will cause PCs (i) owned by an investor who ceases to be a BCBS Investor or (ii) pledged as collateral by an investor and subsequently called by a pledgee who is not a BCBS Investor, to be redeemed involuntarily and automatically within one (1) Business Day of the occurrence of the events set forth in (i) or (ii) immediately preceding.

TRANSFER PAYMENTS

     A BCBS Investor investing in the Government/REPO Portfolio or the Money Market Portfolio may direct that payment upon redemption of PCs in the Portfolio be used to purchase PCs of the Government/REPO Portfolio or the Money Market Portfolio for another BCBS Investor by a transfer (individually, a "Transfer" and, collectively, "Transfers") of the redeemed PCs to the second BCBS Investor. Such a Transfer is made by a redemption and simultaneous purchase in the name of the second BCBS Investor. A BCBS Investor may not request a Transfer from his Government/REPO Portfolio or his Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor's account on the Business Day prior to the date of such request. Such Transfers may be effected at any time prior to 4:00 P.M (Eastern Time). There is no limit to the number of Transfers which a BCBS Investor can place in any one (1) day, nor to the total number of such Transfers by all BCBS Investors per day.

PAYMENT IN KIND

      Investors may request that redemption order proceeds be funded by securities held by the Portfolio (a "Payment in Kind") in lieu of cash. Prior to placing a payment in kind redemption order a BCBS investor must provide the Transfer agent with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the portfolio, in accordance with Rule 17a-5 of the Investment Company Act of 1940. Under guidelines established by the Board of Trustees, the adviser shall have the authority to make adjustments to the mix of securities to establish round lots that are more easily traded; however, these adjustments may not materially change the maturity, quality and liquidity characteristics of the remaining portfolio.

                                NET ASSET VALUE

GOVERNMENT/REPO PORTFOLIO AND MONEY MARKET PORTFOLIO

     The net asset value per PC of the Government/REPO Portfolio and the Money Market Portfolio for purposes of pricing purchase and redemption orders is determined by PIMC as of 12 Noon (Eastern Time) and as of 4:00 P.M. (Eastern
Time) on any Business Day (other than a day on which there are no purchase or redemption orders) during which there is sufficient trading in instruments held by such Portfolio that its net asset value per PC might be affected materially. A Business Day of the Investment Company is any weekday other than the holidays observed by the Investment Company, which currently are: New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. In computing net asset value per PC, the Government/REPO Portfolio and the Money Market Portfolio use the amortized cost method of valuation and normally maintain a constant net asset value of $1.00 per PC.

SHORT-TERM PORTFOLIO

     The net asset value per PC of the Short-Term Portfolio for purposes of pricing purchase and redemption orders is determined by PIMC as of 4:00 P.M. (Eastern Time) on any Business Day (other than a day on which there are no purchase or redemption orders) during which there is sufficient trading in investments held by such Portfolio that its net asset value per PC might be affected materially. The Short-Term Portfolio values assets based on their market price or on their fair value as determined by the Investment Company's Board of

Trustees. (See the Statement of Additional Information under "Net Asset Value" for a more complete description with respect to both Portfolios.)

                      MANAGEMENT OF THE INVESTMENT COMPANY

TRUSTEES AND OFFICERS

     The Trustees, in addition to reviewing the actions of PIMC, N&B, PNC Bank, PFPC and CSC, decide upon matters of general policy in accordance with the General Corporation Law of the State of Maryland. Pursuant to the Investment Company's Bylaws, the Trustees shall elect an Executive Trustee who shall preside at all meetings of the PC holders and of the Board of Trustees. The Investment Company's Officers conduct and supervise the daily business operations of the Investment Company. (See the Statement of Additional Information under "Management of the Investment Company" for a more complete description.) The Trustees of the Investment Company are as follows:

     Albert F. Antonini is President and Chief Executive Officer of Blue Cross and Blue Shield of Central New York, Inc.;

     *Philip A. Goss is President and Chief Executive Officer of both the Investment Company and Health Plans Capital Services Corp.;


     Gene Holcomb is President of Blue Cross and Blue Shield of
Tennessee--Memphis;



     Steven L. Hooker is Chief Financial Officer and Treasurer of The Regence Group;



     Ronald F. King is President and Chief Executive Officer of Blue Cross and Blue Shield of Oklahoma;



     Charles R. Long is Senior Vice President, Chief Financial Officer and Treasurer of Highmark, Inc.;


     *David M. Murdoch is Executive Vice President, Franchise Operations, Chief Financial Officer and Treasurer of the Blue Cross and Blue Shield Association;


     Thomas J. Ward is President and Chief Executive Officer of Blue Cross of Northeastern Pennsylvania; and



     Sherman M. Wolff is Senior Vice President, Corporate Resources and Chief Financial Officer of Health Care Service Corporation, a Mutual Legal Reserve Company (Blue Cross and Blue Shield of Illinois).

---------------
     *Such Trustees of the Investment Company are also members of the Board of Directors of CSC and thus may be deemed "interested persons" as defined in the 1940 Act.

INVESTMENT ADVISERS AND SERVICE AGENT

     PIMC is the investment adviser of the Government/REPO Portfolio and the Money Market Portfolio and the Service Agent of all three of the Investment Company's Portfolios. N&B is the investment adviser of the Short-Term Portfolio. (PIMC and N&B sometimes are referred to herein collectively as the "Investment Advisers"; PIMC sometimes is referred to herein as the "Service Agent".)

     PIMC, an indirectly owned subsidiary of PNC Bank, was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at 400 Bellevue Parkway, Wilmington,

Delaware 19809. PIMC currently renders advisory and sub-advisory services to investment companies having assets of approximately $31 billion. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank is a subsidiary of PNC Bank Corp, a multi-bank holding company ("PNC").

     As Investment Adviser, PIMC manages the Government/REPO Portfolio and the Money Market Portfolio and is responsible for all purchases and sales of these portfolios' securities. PIMC also acts as a servicing agent, maintains the financial accounts and records and computes the net asset value and net income, for all three Portfolios of the Investment Company. For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, PIMC is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

ANNUAL FEE                                PORTFOLIO ANNUAL NET ASSETS
----------                                ---------------------------
   .20%    .....................  of the first $250 million
   .15%    .....................  of the next $250 million
   .12%    .....................  of the next $250 million
   .10%    .....................  of the next $250 million
   .08%    .....................  of amounts in excess of $1 billion.

PIMC has agreed to voluntarily reduce the fees otherwise payable to it by the Government/REPO Portfolio to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio so that they do not exceed
0.15 of one percent (.15%) of the Government/REPO Portfolio's average net assets for each fiscal year.

PIMC has agreed contractually to reduce the fees otherwise payable to it by the Money Market Portfolio to the extent necessary to reduce the ordinary operating expenses of the Money Market Portfolio so that they do not exceed 0.30 of one percent (.30%) of the Money Market Portfolio's average net assets for each fiscal year. (See "Management of the Investment Company--Expenses".)

     For the services provided and expenses assumed by PIMC with respect to its role as servicing agent for the Short-Term Portfolio, PIMC is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

ANNUAL FEE                             PORTFOLIO AVERAGE DAILY NET ASSETS
----------                             ----------------------------------
   .03%    .....................  of amounts up to and including $1 billion of amounts in excess of $1 billion and up to
   .02%    .....................  and including $2 billion
   .01%    .....................  of amounts in excess of $2 billion

provided that the minimum annual fee payable shall be $100,000.


     N&B, a Delaware limited liability company, was founded in 1939 and its principal offices are located at 605 Third Avenue, New York, New York 10158. The firm together with its affiliates and subsidiaries currently manages approximately $43 billion of equity and fixed-income investments.



     As Investment Adviser, N&B manages the Short-Term Portfolio and is responsible for all purchases and sales of its portfolio securities. Mr. Theodore P. Guiliano and Ms. Josephine P. Mahaney have primary responsibility for the day-to-day management of the Short-Term Portfolio. Mr. Guiliano is a principal at N&B and has been Co-Director of the Fixed Income group at N&B since 1996. Mr. Guiliano joined N&B in 1983.

Ms. Mahaney is a Senior Portfolio Manager and has been responsible for managing short maturity portfolios since joining N&B in 1985.

     For the services provided and expenses assumed by it, N&B is entitled to receive a fee, computed daily and payable monthly at the following annual rates:

ANNUAL FEE                                PORTFOLIO ANNUAL NET ASSETS
----------                                ---------------------------
   .30%    .....................  of the first $50 million
   .20%    .....................  of the next $50 million
   .15%    .....................  of the next $150 million
   .10%    .....................  of amounts in excess of $250 million.

N&B has agreed contractually to reduce the fees otherwise payable to it by the Short-Term Portfolio to the extent necessary to reduce the ordinary operating expenses of the Short-Term Portfolio so that they do not exceed 0.30 of one percent (.30%) of the Short-Term Portfolio's average net assets for each fiscal year. (See "Management of the Investment Company--Expenses".)

CUSTODIAN AND TRANSFER AGENT

     PNC Bank, a subsidiary of PNC, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, has been retained to act as custodian of the Portfolios' investments. As custodian, PNC Bank, among other things, collects income of and payments to the Investment Company; executes and delivers proxies, consents and other authorizations for the Investment Company; establishes and maintains segregated accounts in its records for and on behalf of each Portfolio; delivers, releases and exchanges securities held for the Investment Company when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of PCs, and for the payment of interest, dividends, taxes and management fees; and furnishes the Investment Company with various confirmations, summaries and reports. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Investment Company, provided that PNC Bank shall remain responsible for the performance of its duties under the Custodian Agreement and shall hold the Investment Company harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by PNC Bank as custodian, PNC Bank is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

                                              INVESTMENT COMPANY'S
ANNUAL FEE                                AVERAGE ANNUAL GROSS ASSETS*
----------                                ----------------------------
  .025%    .....................  of the first $5 million
  .020%    .....................  of the next $5 million
  .015%    .....................  of the next $10 million
  .010%    .....................  of the next $10 million
  .008%    .....................  of amounts in excess of $30 million

Plus $10 for each purchase, sale or maturity transaction with an annual minimum of $5,000.
---------------
* Based on the average of the assets included in the Investment Company's net asset value on each day in such month that such value is calculated.

     PFPC, an indirectly wholly owned subsidiary of PNC, P.O. Box 8950, Wilmington, Delaware 19899, has been retained to act as transfer agent for the Investment Company. As transfer agent, PFPC, among other things, issues and redeems PCs, processes dividends, prepares various communications to PC holders, answers correspondence from PC holders, keeps records of the accounts of each PC holder and prepares and submits various reports to the Investment Company. For the services provided and expenses assumed by PFPC as transfer agent, PFPC is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, prorated in the case of accounts maintained for only a portion of a full year, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to PFPC shall be $5,000.

     Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares (PCs) of a registered, open-end investment company continuously engaged in the issuance of its shares (PCs), and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company. PNC Bank, PIMC and PFPC are subject to such banking laws and regulations.

     Ballard, Spahr, Andrews & Ingersoll, counsel to PIMC, PNC Bank and PFPC, have advised the Investment Company, PIMC, PNC Bank and PFPC that PIMC, PNC Bank and PFPC may perform the services for the Investment Company contemplated by their agreements with the Investment Company, this prospectus and the Statement of Additional Information, without violation of applicable banking laws or regulations. Such counsel have pointed out, however, that future changes relating to the permissible activities of banks and their affiliates, as well as further interpretations of present requirements, could prevent PIMC, PNC Bank or PFPC from continuing to perform such services for the Investment Company. If PIMC, PNC Bank or PFPC were prohibited from continuing to perform such services, it is expected that the Investment Company's Board of Trustees would recommend that the Investment Company enter into new agreements with other qualified firms. Any new investment advisory agreement would be subject to PC holder approval.

ADMINISTRATOR

     CSC, located at 676 St. Clair Street, Chicago, Illinois 60611, serves as the Investment Company's administrator and acts generally in a supervisory capacity with respect to the Investment Company's overall operations and PC holder relations. CSC's administrative services include maintaining the Investment Company's Chicago, Illinois office; maintaining financial and accounting records other than those maintained by the Investment Advisers or their agents; supervising the performance of administrative and professional services to the Investment Company by others; monitoring, and notifying the Investment Company of, the eligibility of the Investment Company's present and prospective investors and certain requirements of various state insurance laws and regulations; receiving and processing applications from present and prospective investors in the Investment Company; and accumulating information for and coordinating (but not paying for) the preparation of reports to the Investment Company's PC holders and the SEC.

     For its administrative services, CSC is entitled to receive a fee from the Investment Company calculated daily and paid monthly at an annual rate not to exceed one-twentieth of one percent (.05%) of the average daily net assets of the Investment Company's Portfolios. (See the Statement of Additional Information under "Management of the Investment
Company--Administrator".)

EXPENSES


     The Investment Company's ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of PIMC, N&B, PNC Bank, PFPC and CSC, costs of Federal and state registrations and related distributions to PC holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the period ending December 31, 1996, the ratio of expenses to average daily net assets was 0.10% for the Government/REPO Portfolio, 0.23% for the Money Market Portfolio and 0.30% for the Short-Term Portfolio. Without the waiver of advisory, administrator and service agent fees, this expense ratio would have been 0.29% for the Government/REPO Portfolio, 0.24% for the Money Market Portfolio and 0.48% for the Short-Term Portfolio for the period ending December 31, 1996.


                                   DIVIDENDS

     Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to PC holders of record at the close of business on the date of declaration. Dividends are paid monthly and will be reinvested in additional PCs or, if the investor so elects by checking the appropriate box on the application form, will be transmitted to such investor by wire within five (5) Business Days after the end of the month (or within five (5) Business Days after a redemption of all of the investor's PCs). Distributions of realized net capital gains of the Short-Term Portfolio, if any, are declared and paid once each year and may be reinvested in additional PCs or, at the option of the investor, paid in cash. The Government/REPO Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

                                     TAXES

     Under applicable provisions of the Internal Revenue Code (the "Code"), as amended, each particular Portfolio established within the Investment Company is to be treated for tax purposes as an entirely separate corporation. Therefore, each particular Portfolio intends to elect to be taxed as a "regulated investment company" ("RIC"), within the meaning of Subchapter M of the Code and each particular Portfolio intends to continue to satisfy the requirements for RIC classification for the current fiscal year and for each future fiscal year, so long as such qualification is considered to be in the best interest of the PC holders of that Portfolio. As a RIC, the Portfolio will not have to pay any Federal income tax on net investment income and net capital gains distributed to its PC holders, provided that, among other things, at least ninety percent (90%) of its investment company taxable income earned during each fiscal year (computed without regard to any deduction for dividends paid) is so distributed. The policy of each particular Portfolio established within the Investment Company will be to distribute substantially all its investment company taxable income each year.

     Insofar as PC holders of any particular Portfolio may themselves be subject to Federal income tax, dividends paid by the particular Portfolio in question from its net investment income and distribution of net short-term capital gains will be taxable to PC holders of the particular Portfolio in question as ordinary income, and dividends derived from net long-term capital gains will be taxable to PC holders of the particular Portfolio in question as long-term capital gains, whether received in cash or reinvested in additional PCs of that Portfolio or of PCs of any other Portfolio. PC holders of any particular Portfolio which are exempt from taxation will treat such income similarly to their other income items. Statements as to the tax status of dividends and capital gain distributions made to the PC holders of each Portfolio will be mailed annually. It is anticipated that none of the Portfolios' distributions will be eligible for the dividends-received deduction.

     Under the provisions of the Code, RICs such as each Portfolio established within the Investment Company may be subject to a four percent (4%) nondeductible Federal excise tax, if and to the extent that the RIC fails to distribute to its shareholders a sufficient amount of its annual income. In general, the required distribution amount is the sum of (i) ninety-eight percent (98%) of the RIC's ordinary income, and (ii) ninety-eight percent (98%) of the RIC's net capital gain income. The required distribution also includes the cumulative amount of distribution shortfalls from the tax years during which the four percent (4%) Federal excise tax is applicable. It is anticipated that each Portfolio shall be operated in a manner calculated to avoid the imposition, against the particular Portfolio in question, of this four percent (4%) Federal excise tax.

     Under the provisions of Code Section 514, a PC holder which is otherwise exempt from Federal income tax may subject certain of its income to Federal income tax, to the extent that the PC holder borrows funds and uses the borrowed funds, directly or indirectly, to acquire PCs of any particular Portfolio. The amount of income of the PC holder which would be subject to Federal income tax would be, in general, the net income (gross income less applicable deductions) derived by the PC holder from the investment, multiplied by a fraction, the numerator of which is the amount borrowed, and the denominator of which is the amount invested by the PC holder in the particular Portfolio in question. Certain expenses of the Investment Company will be passed through to its PC holders. Such amounts may or may not be deductible by the PC holders.

     Dividends and distributions from any of the Portfolios may be subject to additional state and local taxes and PC holders should consult their tax advisers with respect to such matters. No attempt is made here or in the Statement of Additional Information to present a detailed explanation of the tax treatment of any particular Portfolio established within the Investment Company or of its PC holders. Any discussion here or in the Statement of Additional Information is not intended as a substitute for careful tax planning.

                   DESCRIPTION OF PARTICIPATION CERTIFICATES

     The Investment Company was incorporated under the laws of the State of Maryland on August 6, 1985.

     The authorized capital stock of the Investment Company consists of five billion (5,000,000,000) PCs, par value $.001 per PC. The Investment Company presently offers investors three (3) classes of PCs as follows: (i) the Government/REPO Portfolio--one billion (1,000,000,000) PCs, (ii) the Money Market Portfolio--two billion (2,000,000,000) PCs and (iii) the Short-Term Portfolio--one billion (1,000,000,000) PCs. The PCs of each class represent interests only in the corresponding Portfolio. When issued and paid for in accordance with the terms of the offering, each PC is fully paid and nonassessable. All PCs of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value at the option of the PC holder. In addition, the PCs have no preemptive, subscription, conversion or cumulative voting rights. PC holders are entitled to one (1) vote for each full PC held and fractional votes for fractional PCs held.

                            PERFORMANCE INFORMATION

     From time to time, the Investment Company may quote the yield of each of its Portfolios in reports and other communications to PC holders. For this purpose, the yield of the Government/REPO Portfolio and the Money Market Portfolio is calculated by dividing the Portfolio's average daily net investment income per PC for a specified seven (7) day period by the Portfolio's average net asset value per PC for the same period and annualizing the result on a three hundred sixty-five-day basis. In the case of the Short-Term Portfolio, quoted yield is calculated by dividing the net investment income per PC during a thirty
(30) day (or one month) period by the price per PC on the last day of that period. The result of this calculation is annualized assuming semi-annual reinvestment of dividend income.

     From time to time, the Investment Company may also quote the total return of its Short-Term Portfolio in reports and other communications to PC holders. For this purpose the total return of the Portfolio is an average annual compound rate of return over the periods cited that will equate a hypothetical $1,000 investment made at the beginning of the periods to the redeemable value at the end of the periods cited.

     Each Portfolio's performance will fluctuate. All statements of yield and total return are based on historical performance and are not intended to indicate future performance. Portfolio performance is affected by factors that include Portfolio quality and maturity, operating expenses, changes in interest rates and general market conditions. (See the Statement of Additional Information under "Performance Information" for a more complete description of yield and total return calculations.)

                              GENERAL INFORMATION

     The Investment Company sends to all of its PC holders of each Portfolio quarterly reports and annual reports, including a list of investment securities held by each Portfolio, and, for annual reports, audited financial statements of each Portfolio.

     Coopers & Lybrand L.L.P. has been selected as the Investment Company's independent accountants.

     Seyfarth, Shaw, Fairweather & Geraldson, 55 East Monroe Street, Chicago, Illinois 60603, will pass upon the legality of the PCs offered hereby. Burton X. Rosenberg, a Partner of Seyfarth, Shaw, Fairweather & Geraldson, acts as General Counsel and Secretary to CSC and is also a member of its Board of Directors.

======================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE INVESTMENT COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE INVESTMENT COMPANY IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE MADE LAWFULLY.

                            ------------------------

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
Prospectus Summary and Introduction....    2
Portfolio Fee Tables...................    3
Financial Highlights...................    6
Investment Objectives and Policies.....    9
Purchase and Redemption of
  Participation Certificates...........   13
Net Asset Value........................   15
Management of the Investment Company...   16
Dividends..............................   20
Taxes..................................   20
Description of Participation
  Certificates.........................   21
Performance Information................   22
General Information....................   22

======================================================
======================================================

                           PLAN INVESTMENT FUND, INC.

                                   PROSPECTUS


                                 APRIL 23, 1997






                           PLAN INVESTMENT FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 April 23, 1997

                               Table of Contents


                                                                           Page
                                                                           ----
The Investment Company  . . . . . . . . . . . . . . . . . . . . . .        B-2

Investment Objectives and Policies  . . . . . . . . . . . . . . . .        B-2

Additional Purchase and Redemption Information  . . . . . . . . . .        B-6

Net Asset Value           . . . . . . . . . . . . . . . . . . . . .        B-6

Management of the Investment Company  . . . . . . . . . . . . . . .        B-8

Additional Information Concerning Taxes   . . . . . . . . . . . . .        B-13

Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        B-15

Performance Information   . . . . . . . . . . . . . . . . . . . . .        B-16

Additional Description Concerning Investment Company
     Participation Certificates   . . . . . . . . . . . . . . . . .        B-17

Independent Accountants   . . . . . . . . . . . . . . . . . . . . .        B-19

Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        B-19

Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .        B-21

Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        B-22

Report of Independent Accountants
     and Financial Statements   . . . . . . . . . . . . . . . . . .        B-24


     This Statement of Additional Information should be read in conjunction with the Prospectus for Plan Investment Fund, Inc. dated April 23, 1997 and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in PCs of Plan Investment Fund, Inc. should be made solely upon the information contained herein. Copies of the Prospectus for Plan Investment Fund, Inc. may be obtained by calling Health Plans Capital Services Corp. at (312) 440-6372. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                             THE INVESTMENT COMPANY


     The Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") are portfolios of Plan Investment Fund, Inc. (the "Investment Company"), a diversified, open-end management investment company. Each Portfolio is represented by a class of PCs separate from those of the Investment Company's other Portfolios. Unless otherwise indicated, all statements made in this Statement of Additional Information refer to all three Portfolios.

     Each of the Portfolios invests in diversified selections of liquid, high-quality securities. However, as described in the Prospectus, the three
(3) Portfolios have different investment objectives and policies and investors may allocate their investment in the Investment Company between the three (3) Portfolios as best suits their needs at any given time.

                       INVESTMENT OBJECTIVES AND POLICIES

     See the Prospectus for a description of the investment objectives and policies of the Investment Company. The following policy discussion supplements such description.

Portfolio Transactions

     Purchases and sales of securities for each Portfolio usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker of the securities. There usually are no brokerage commissions paid by the Investment Company for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisers intend to seek the best price and execution for portfolio transactions on an overall basis, the Investment Company may not necessarily pay the lowest spread or commission available on each transaction.

     Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser of each Portfolio in its best judgment under the general supervision of the Board of Trustees of the Investment Company and in a manner deemed fair and reasonable to PC holders.

     Investment decisions for each Portfolio of the Investment Company are made independently from those for the other investment companies advised by the Investment Adviser. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when several investment companies are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one (1) of such investment companies. When two (2) or more investment companies advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio of the Investment Company or the size of the security position obtainable or sold for such Portfolio.

     The Investment Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, PIMC and N&B (the Investment Advisers) or any affiliates, officers or employees of either of them.

Additional Information on Portfolio Instruments

     With respect to the variable amount master demand notes ("VAMD Notes") described in the Prospectus, the Investment Advisers to the respective Portfolios will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

     Examples of the types of U.S. Government obligations that may be held by the Investment Company include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

     The Investment Company may also invest in collateralized mortgage obligations ("CMO"s) which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Investment Company invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Investment Company may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

     The maturity of the instruments in which the Investment Company invests normally shall be deemed to be a period remaining until the date noted on the face of the instrument is the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the

U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven (7) days' notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand. An instrument which has a variable rate of interest may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven (7) days' notice and which has a floating rate of interest may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

     An investment owned by the Short-Term Portfolio which may have payments of principal prior to its final maturity date may be deemed to have a maturity equal to the average maturity of its principal balances. This average, called an average life, may include both scheduled payments of principal and estimates of the timing of principal payments. The Short-Term Portfolio may use an instrument's duration, the dollar weighted present value of all future cash flows, as a measure of final maturity. An instrument with a duration equivalent to that of an instrument with five and a quarter (5 1/4) years remaining until maturity may be deemed to comply with the five and a quarter (5 1/4) year maximum maturity investment limitation.

     The portfolio turnover for the Short-Term Portfolio may be expected to exceed one hundred percent (100%) per year. Because the Short-Term Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the PCs of the Short-Term Portfolio since transactions occur primarily with issuers, underwriters or major dealers and usually do not include the expense of brokerage commissions.

     Appendix A attached hereto contains a description of the relevant rating symbols used by Standard & Poor's Corporation and Moody's Investors Service, Inc. for bonds and commercial paper in which the Portfolios invest.

Investment and Borrowing Limitations

     The Investment Company's Prospectus summarized certain of the Portfolios' investment and borrowing limitations that may not be changed without the affirmative vote of the holders of a "majority" of the outstanding PCs of the respective Portfolios (as defined herein under "Miscellaneous"). Below is a complete list of the Portfolios' investment limitations that may not be changed without such a vote of PC holders.

     The Portfolios may not:

     1. Borrow money,except from commercial banks for temporary purposes, and then in amounts not in excess of five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or five percent (5%) of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed five percent (5%) of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

     2. Purchase any securities which would cause twenty-five percent (25%) or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks.

     3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than five percent (5%) of the total assets of the respective Portfolio would be invested in such issuer; except that up to one hundred percent (100%) of the total assets of the Government/REPO Portfolio and up to twenty-five percent (25%) of the total assets of the Money Market Portfolio and the Short-Term Portfolio may be invested in Repurchase Agreements with maturities not greater than seven (7) days without regard to this five percent (5%) limitation.

     4. Purchase securities, if immediately after such purchase more than ten percent (10%) of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven (7) days and VAMD Notes with greater than seven
(7) days' notice required for sale.

     5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

     6. Purchase securities issued by CSC.

     7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

     8. Acquire voting securities of any issuer or acquire securities of other investment companies.

     9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies which invest in real estate or interest therein.)

     10. Purchase securities on margin, make short sales of securities or maintain a short position.

     11. Act as an underwriter of securities.

     12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the 1940 Act.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Under the 1940 Act, the Investment Company may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of PC holders of the Portfolios. (The Investment Company may also suspend or postpone the recordation of the transfer of its PCs upon the occurrence of any of the foregoing conditions.)

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Investment Company may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Investment Company has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or one percent (1.0%) of the respective Portfolio's net asset value for any Participation Certificate holder within a ninety (90) day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the 1940 Act. (See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate.)

                                NET ASSET VALUE

     The net asset value per PC of each Portfolio is calculated by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to each Portfolio, by the total number of PCs of the Portfolio outstanding.

Government/REPO Portfolio and Money Market Portfolio

     As stated in the Investment Company's Prospectus, the Government/REPO Portfolio and Money Market Portfolio securities are valued on the basis of amortized cost. In connection with their use of amortized cost valuation, the Portfolios limit the dollar-weighted average maturity of their investments to not more than seven (7) and ninety (90) days respectively and do not purchase any instrument with a remaining maturity of more than one (1) year at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities. The Investment Company's

Board of Trustees also has established procedures that are intended to stabilize the Portfolios' net asset value per PC for purposes of sales and redemptions at $1.00. Such procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolios' net asset value per PC calculated by using available market quotations deviates from $1.00 per PC. In the event such deviation exceeds one-half of one percent (0.5%), the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Portfolio's $1.00 amortized cost price per PC may result in material dilution or other unfair results to investors or existing PC holders of the respective Portfolio, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio's average maturity; withholding or reducing dividends; redeeming PCs in kind; reducing the number of the Portfolio's outstanding PCs without monetary consideration; or utilizing a net asset value per PC determined by using available market quotations.

     Investors should also be aware that although procedures exist which are intended to stabilize the net asset value of the Government/REPO Portfolio and the Money Market Portfolio at $1.00 per PC, the value of the underlying assets of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios' yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of its PCs will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios, thereby reducing the Portfolios' current yield. In periods of rising interest rates, the opposite can be expected to occur.

Short-Term Portfolio

     As stated in the Investment Company's Prospectus, the Short-Term Portfolio's securities (i) for which market quotations are readily available, are valued at the most recent quoted bid prices provided by investment dealers, or (ii) for which such quotations are not readily available, are valued at their fair value in the best judgment of N&B under procedures established by, and under the supervision of, the Investment Company's Board of Trustees. In connection with these methods of valuation, the Short-Term Portfolio limits the dollar-weighted average maturity of its investments to not more than three hundred sixty (360) days and does not purchase any instrument with a remaining maturity of more than five and a quarter (5 1/4) years, or its duration equivalent, at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities.

                      MANAGEMENT OF THE INVESTMENT COMPANY

Trustees and Officers

     The Investment Company's Trustees and Executive Officers, their addresses, principal occupations during the past five (5) years and other affiliations are as follows:

                                                  Principal Occupations
                          Position with the       During Past 5 Years
Name and Address          Investment Company      and Other Affiliations
----------------          ------------------      ----------------------
Albert F. Antonini        Executive               1992 to Present,
                                                  President
344 South Warren St.      Trustee                 and Chief Executive
                                                  Officer,
Syracuse, NY 13202                                Blue Cross and Blue
                                                  Shield of Central New
                                                  York, Inc. Mr.
                                                  Antonini also serves
                                                  as a director of
                                                  Chase Manhattan Bank-
                                                  Central New York advisory
                                                  Board, HMO-CNY Inc.,
                                                  BC&S Associates and the
                                                  Caring Program for
                                                  Children Foundation.


Philip A. Goss*           Trustee, President      January 1994 to Present,
676 St. Clair Street      and Chief               President and Chief Executive
Chicago, IL               Executive Officer       Officer, CSC; February 1992 to
60611                                             December 1993, Vice
                                                  President and Chief
                                                  Operating Officer,
                                                  CSC; prior to February
                                                  1992, Controller, CSC.

                                            Principal Occupations
                      Position with the     During Past 5 Years
Name and Address      Investment Company    and Other Affiliations
----------------      ------------------    ----------------------
Gene Holcomb          Trustee               January 1996 to Present,
85 North Danny                              President, Blue Cross and Blue
Thomas Boulevard                            Shield of Tennessee-Memphis;
Memphis, TN  38103                          April 1994 to January 1996,
                                            President and Chief Executive
                                            Officer, Blue Cross and Blue
                                            Shield of Memphis; 1992 to
                                            April 1994, Executive Vice
                                            President, Administration and Chief
                                            Financial Officer, Blue Cross and
                                            Blue Shield of Memphis. Mr. Holcomb
                                            also serves as a Director of First
                                            American Bank.

Steven L. Hooker      Trustee               April 1996 to Present, Chief
100 S.W. Market Street                      Financial Officer and Treasurer,
Portland, OR  97201                         The Regence Group; April 1993 to
                                            August 1996, Senior Vice President,
                                            Finance and Treasurer, Blue Cross
                                            and Blue Shield of Oregon; April
                                            1993 to January 1997, President,
                                            Oregon Pacific States Insurance
                                            Company; 1992 to March 1993, Vice
                                            President, Finance and Treasurer,
                                            Blue Cross and Blue Shield of
                                            Oregon.  Mr. Hooker also serves as
                                            a director of Oregon Pacific States
                                            Insurance Company and Associated
                                            Administrators, Inc.

Ronald F. King        Trustee               January 1997 to Present,
1215 S. Boulder Avenue                      President and Chief Executive
Tulsa, OK  74119-2800                       Officer, Blue Cross and Blue
                                            Shield of Oklahoma; February
                                            1995 to January 1997, President
                                            and Chief Operating Officer, Blue
                                            Cross and Blue Shield of Oklahoma;
                                            March 1994 to January 1995,
                                            Executive Vice President,
                                            Operations, Blue Cross and Blue
                                            Shield of Oklahoma; September 1993
                                            to February 1994, Senior Vice
                                            President, Finance and Corporate
                                            Treasurer, Blue Cross and Blue
                                            Shield of Oklahoma;

                                            September 1991 to September 1993,
                                            Senior Vice President, Information
                                            Services, Planning & Development,
                                            Blue Cross and Blue Shield of
                                            Oklahoma.






                                              Principal Occupations
                         Position with the    During Past 5 Years
Name and Address         Investment Company   and Other Affiliations
----------------         ------------------   ----------------------
Charles R. Long          Trustee              December 1996 to Present, Senior
1800 Center Street                            Vice President, Chief Financial
Camp Hill, PA 17089                           Officer and Treasurer, Highmark,
                                              Inc.; September 1995 to December
                                              1996 Senior Vice President,
                                              Finance, Pennsylvania Blue
                                              Shield; 1992 to August 1995
                                              Partner, Arthur Andersen, LLP.
                                              Mr. Long also serves as a
                                              director of numerous wholly
                                              owned subsidiaries of Highmark,
                                              Inc.

David M. Murdoch*        Trustee and          June 1995 to Present, Executive
                                              Vice President,
676 St. Clair Street     Treasurer            Franchise Operations, Chief
                                              Financial Officer
Chicago, IL  60611                            and Treasurer, Blue Cross and Blue
                                              Shield Association; July 1993 to
                                              June 1995, Senior Vice President, Licensing,
                                              Finance and Operations, Blue Cross
                                              and Blue Shield Association;
                                              February 1992 to June 1993, Senior
                                              Vice President, Business Support
                                              and Strategy, Blue Cross and Blue
                                              Shield Association; 1992 through
                                              December 1993, President and Chief
                                              Executive Officer, CSC. Mr.
                                              Murdoch also serves as a director
                                              of CSC and Ravenswood Health Care
                                              Medical Center and certain
                                              affiliated entities.

Thomas J. Ward           Trustee              1992 to Present, President, and
70 North Main Street                          Chief Executive Officer, Blue
Wilkes-Barre, PA  18711                       Cross of Northeastern
                                              Pennsylvania.

                                             Principal Occupations
                        Position with the    During Past 5 Years
Name and Address        Investment Company   and Other Affiliations
----------------        ------------------   ----------------------
Sherman M. Wolff        Trustee              January 1996 to Present, Senior
233 N. Michigan Ave.                         Vice President, Corporate
Chicago, IL  60601                           Resources and Chief Financial
                                             Officer, Health Care Service
                                             Corporation; November 1991 to
                                             January 1996, Senior Vice
                                             President, Finance and Sales,
                                             Health Care Service Corporation.
                                             Mr. Wolff also serves as a
                                             director of Metropolitan Chicago
                                             Leadership Council, Green Spring
                                             Mental Health Service, Fort
                                             Dearborn Life Insurance Company,
                                             American Heart Association of
                                             Metropolitan Chicago and chairman
                                             of Riscorp Board of Directors.

Dale E. Palka           Assistant            December 1996 to Present,
676 St. Clair Street    Secretary            Executive Director, Investment
Chicago, IL  60611                           Programs, CSC; 1992 to December
                                             1996, Director of Investments,
                                             Blue Cross and Blue Shield of
                                             Michigan.

Burton X. Rosenberg     Secretary            1992 to Present, Partner,
55 East Monroe Street                        Seyfarth, Shaw, Fairweather &
                                             Geraldson.
Chicago, IL  60603


     _______________________________________________________________________

 * Such Trustees of the Investment Company are also members of the Board of Directors of CSC and thus may be deemed "interested persons" as defined in the 1940 Act.

     The Investment Company reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Investment Company does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. Seyfarth, Shaw, Fairweather & Geraldson, of which Mr. Rosenberg is a partner, receives legal fees as counsel to the Investment Company. No director, officer or employee of PIMC, N&B, PNC Bank or PFPC is eligible to serve as a Trustee or Officer of the Investment Company. The Trustees and Officers of the Investment Company in their individual capacities own none, and cannot own any, of the Investment Company's PCs. For the period ended December 31, 1996, a total of $19,998 was paid by the Investment Company for Trustee meeting expenses.

                                              Pension or         Estimated
           Capacities in                      Retirement           Annual
              Which                        Benefits Accrued       Benefits
Name of    Remuneration      Aggregate    During Registrant's       Upon
Person     Was Received    Remuneration    Last Fiscal Year      Retirement
-------    -------------   ------------   -------------------    ----------

     For the fiscal year ended December 31, 1996, the Investment Company did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.


Investment Advisers and Service Agent

     The services PIMC and N&B provide as Investment Advisers, as well as the annual fees, calculated as percentages of each Portfolio's annual net assets, payable to them and expenses assumed by them, are described briefly in the Investment Company's Prospectus. More specifically, PIMC and N&B supervise the sales of securities, and place orders for such transactions. As Service Agent for all three Portfolios of the Investment Company, PIMC maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates weighted average maturity, dividends and yields; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Investment Company; prepares reports to the Board of Trustees of the Investment Company; and performs related administrative services. PIMC agrees to abide by applicable legal requirements in providing these services.

     In addition, PIMC and N&B have agreed that if, in any fiscal year, the expenses borne by the Government/REPO Portfolio, the Money Market Portfolio or the Short-Term Portfolio, respectively, exceed the applicable expense limitations imposed by the securities regulations in any state in which PCs of the Portfolios are registered or qualified for sale to the public, they will reimburse the respective Portfolio for any excess to the extent required by such regulations. Unless otherwise required by law, such reimbursement would be accrued and paid by the Portfolios. To the knowledge of the Investment Company, the expense limitations in effect on the date of this Statement of Additional Information, are no more restrictive than one and one-half percent (1.5%) of the respective Portfolios' average net assets up to $30 million and one percent (1%) of their respective average annual net assets in excess of $30 million. For the fiscal periods ended December 31, 1994, 1995 and 1996, PIMC was paid fees of $99,291, $88,730 and $69,444, respectively, net of $709,$11,270 and $30,556 waived fees, as service agent for the Short-Term Portfolio. For the same periods PIMC was paid fees of $894,209, $968,558 and $1,017,246, respectively, net of $10,984, $31,425 and $47,621 waived fees, as investment advisor and service agent for the Money Market Portfolio. For the same periods N&B was paid fees of $230,349, $136,295 and $99,207, respectively, net of $100,985, $107,922 and $92,413 waived fees, as investment advisor for the Short-Term Portfolio. For the June 1, inception of operations, through December 31, 1995 period and the fiscal period ended December 31,1996, PIMC was paid $4,436 and $38,169, respectively, net of $54,651 and $172,944 waived fees, as investment advisor and service agent for the Government/REPO Portfolio.

     Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the PCs of a registered, open-end investment company continuously engaged in the issuance of its PCs, and prohibits banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company. PNC Bank, PIMC and PFPC are subject to such banking laws and regulations.

Administrator

     As the Investment Company's administrator, CSC administers the Investment Company's operations, including acting as liaison with its PC holders, and has agreed to: (i) furnish the Investment Company with adequate office facilities, utilities, office equipment and related services; (ii) be responsible for the financial and accounting records required to be maintained by the Investment Company (including those being maintained by the Investment Company's custodian and transfer agent, both of which CSC supervises) other than those being maintained by the Investment Advisers; (iii) supervise the Investment Company's activities with respect to accounting, clerical, bookkeeping, recordkeeping and statistical services at such office facilities; (iv) arrange, but not pay for, the preparation for the Investment Company and holders of its PCs of all required tax returns and reports to the Investment Company's PCs holders and the SEC, as necessary, and, as appropriate, the periodic updating of the Registration Statement and Prospectus; (v) oversee the performance of administrative and professional services to the Investment Company by others, including the Investment Company's custodian, transfer agent and service agent;
(vi) monitor, and notify the Investment Company of, the eligibility of the Investment Company's present and prospective investors and certain requirements of various state insurance laws and regulations; (vii) receive and process applications from present and prospective investors in the Investment Company; and (viii) authorize and permit any of its directors, officers and employees who may be elected as Trustees or Officers of the Investment Company to serve in the capacities in which they are elected. The administrator may engage sub-administrators or servicing agents to perform its obligations under its agreement with the Investment Company. For the fiscal periods ended December 31, 1994, 1995 and 1996, CSC was paid fees of $260,066, $291,670 and $313,494, respectively, net of $3,661, $10,476 and $15,874 waived fees, as administrator for the Money Market Portfolio and $75,055, $42,618 and $29,762 net of $2,016, $7,011 and $5,642 waived fees, as administrator for the Short-Term Portfolio. For the June 1, inception of operations, through December 31, 1995 period and the fiscal period ended December 31, 1996, CSC was paid $10,860 and $27,853, respectively, net of $3,912 and $24,925 waived fees, as administrator for the Government/REPO Portfolio.

                    ADDITIONAL INFORMATION CONCERNING TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Investment Company, the Portfolios established within the Investment Company, and the PC holders of each Portfolio established within the Investment Company which are not described in the Investment Company's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Investment Company, the Portfolios established within the Investment Company, and the discussion here and in the Investment Company's Prospectus is not intended as a substitute for careful tax planning.

     In order for any particular Portfolio established within the Investment Company to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio in question must derive at least ninety percent (90%) of its gross income in each taxable year from dividends, interest, payments with respect to security loans (as defined in Code Section 512(a)(5)), and gains from the sale or other disposition of stock or securities, and derive less than thirty percent (30%) of its gross income in each taxable year from the sale or other disposition of securities held for less than three (3) months. Interest (including original issue discount and certain accrued market discount) received by the particular Portfolio in question at maturity or disposition of a security held for less than three (3) months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of this requirement. In addition, at the close of each quarter of its taxable year, at least fifty percent (50%) of the value of the assets of the particular Portfolio in question must consist of (1) cash and cash items, Government securities and securities of other regulated investment companies and (2) securities of other issuers as to which the particular Portfolio in question has not invested more than five percent (5%) of its total assets in securities of such issuer and as to which the particular Portfolio in question does not hold more than ten percent (10%) of the outstanding voting securities of such issuer. The particular Portfolio in question must not have more than twenty-five percent (25%) of the value of its total assets invested in the securities of any one industry (other than U.S. Government obligations or, in the case of the Money Market Portfolio, certain bank obligations).

     Dividends paid out of the interest income and the net short-term capital gain income of any particular Portfolio are taxable to the PC holders of that Portfolio as ordinary income, regardless of whether PC holders reinvest such dividends in PCs of that Portfolio or any other Portfolio or are paid in cash. Dividends designated as paid out of that particular Portfolio's net capital gain ("Capital Gain Dividends"), i.e. the excess of net long-term capital gains over net short-term capital losses, are taxable to PC holders of the Portfolio as long-term capital gain. Any Capital Gain Dividends paid by the particular Portfolio in question will be taxable to PC holders of that Portfolio as long-term capital gains, regardless of how long PCs of that Portfolio have been held and whether reinvested in PCs or paid in cash. Under the provisions of the Code, starting with 1987, any long-term capital gains will be taxed at ordinary income tax rates, but with special transitional relief being provided, so that the maximum rate of Federal income tax imposed upon the receipt of any such long-term capital gains will be thirty-four percent (34%) in the case of a corporation.

     PC holders which are exempt from taxation will treat income resulting from investments in any particular Portfolio similarly to their other dividend and long-term capital gain income.

                                   DIVIDENDS

     Net income of each Portfolio for dividend purposes (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued and dividend earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus, in the case of the Government/REPO Portfolio and the Money Market Portfolio, all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio's pro rata share of the fees payable to, and the general expenses (e.g. legal, accounting and Trustee's fees) of, the Investment Company prorated on the basis of relative net asset value of the Investment Company's other Portfolios applicable to that period.

                            PERFORMANCE INFORMATION

Determination of Yield

      From time to time, the Investment Company may quote the Government/REPO Portfolio and the Money Market Portfolio "yield" and "effective yield" in communications to PC holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Government/REPO Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven day period ending December 31, 1996 the Money Market Portfolio average yield was 5.29% and the effective yield was 5.43%. For the same period the Government/REPO Portfolio average yield was 5.45% and the effective yield was 5.60%.

      From time to time, the Investment Company may also quote the Short-Term Portfolio "yield" in communications to PC holders that are deemed to be advertising. The standardized method used to calculate the Short-Term Portfolio yield differs from the Government/REPO Portfolio and the Money Market Portfolio yield calculations. Short-Term Portfolio yield is calculated by dividing the net investment income per Participation Certificate during a 30-day (or one month) period by the price per Participation Certificate on the last day of that period. The result of this calculation is then annualized assuming semi-annual reinvestment of dividend income. For the 30 day period ending December 31, 1996 the Short-Term Portfolio 30 day yield was 5.26%.

      The yields of the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio were positively affected by fee waivers. (See "Investment Advisors and Service Agent" and "Administrator" under "Management of the Investment Company".)

Total Return

      From time to time, the Investment Company may quote the total return of its Short-Term Portfolio in reports and other communications to PC holders.

For this purpose the total return of the Portfolio is an average annual compound rate of return over the periods cited that will equate a hypothetical $1,000 investment made at the beginning of the periods to the redeemable value at the end of the periods cited. The Short-Term Portfolio total return fluctuates in response to fluctuations in interest rates and the expenses of the Portfolio. Consequently, any given total return quotation should not be considered as representative of the Portfolio's total return in any specified period in the future. The annualized Short-Term Portfolio total returns were 5.08% for the one year ended December 31, 1996, 4.64% for the five years ended December 31, 1996 and 6.16% for the March 11, 1987 (commencement of operations) to December 31, 1996 period.

     The total return of the Short-Term Portfolio was positively affected by fee waivers. (See "Investment Advisors and Service Agent" and "Administrator" under "Management of the Investment Company".)


                       ADDITIONAL DESCRIPTION CONCERNING
                 INVESTMENT COMPANY PARTICIPATION CERTIFICATES

     The Investment Company's Amended and Restated Articles of Incorporation provide that on any manner submitted to a vote of PC holders, all PCs, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to the matter with respect to which a separate vote of any class is required by the 1940 Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to the matter which does not affect the interest of a particular class, only PC holders of the affected class shall be entitled to vote thereon.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Investment Company shall not be deemed to have been effectively acted upon unless approved by the holders of a "majority" of the outstanding PCs (as defined herein under "Miscellaneous") of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

     The chart below sets forth those PC holders each of which owned of record or beneficially five percent (5%) or more of the outstanding PCs of a Portfolio as of February 28, 1997.


                             Percent of PCs   Percent of PCs   Percent of PCs
                               Owned of         Owned of         Owned of
                            Government/REPO   Money Market      Short-Term
    PC Holder                  Portfolio        Portfolio        Portfolio
    ---------                  ---------        ---------        ---------
Blue Cross and Blue Shield         9.2%             0.7%             0.0%

 of Connecticut
370 Bassett Road
North Haven, CT 06473

Blue Cross and Blue Shield         6.8%            14.7%            11.0%
 Association
676 N. St. Clair Street
Chicago, IL  60611

Health Care Service Corporation    0.0%            13.0%            24.8%
 a Mutual Legal Reserve Company
233 North Michigan Avenue
Chicago, IL  60601

Health Plans Capital              13.4%             1.0%             3.1%
 Services Corp.
676 N. St. Clair Street
Chicago, IL  60611

Green Spring Health                0.0%             6.8%             0.0%
 Services, Inc.
5565 Sterrett Place
Columbia, MD 21044

Blue Cross and Blue Shield         6.0%             0.9%             0.0%
 of Massachusetts
100 Summer Street
Boston, MA 02110

                            Percent of PCs   Percent of PCs   Percent of PCs
                               Owned of         Owned of         Owned of
                            Government/REPO   Money Market      Short-Term
    PC Holder                  Portfolio        Portfolio        Portfolio
    ---------                  ---------        ---------        ---------
Blue Cross and Blue Shield         0.0%             9.7%             0.0%
 of New Jersey
3 Penn Plaza East
Newark, NJ 07105

Blue Cross and Blue Shield         0.0%             1.7%            18.3%
 of Oklahoma, Inc.
1215 South Boulder Avenue
Tulsa, OK   74119

Capital Blue Cross                39.0%             0.1%             1.1%
2500 Elmerton Avenue
Harrisburg, PA   17110

Independence Blue Cross            0.0%             0.0%            30.9%
1901 Market Street
Philadelphia, PA  19103

Highmark, Inc.                     0.0%            14.2%             3.8%
120 Fifth Avenue
Pittsburgh, PA   15222

Blue Cross and Blue Shield        17.3%             0.1%             0.0%
 of South Carolina
I-29 East at Alpine Road
Columbia, SC  29212


                            INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., independent accountants, with offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serve as independent accountants of the Investment Company. The financial statements dated December 31, 1996 which appear in this Statement of Additional Information and the financial highlights which appear in the Prospectus have been audited by Coopers & Lybrand L.L.P. whose report thereon dated January 31, 1997, appears elsewhere herein and have been included herein and therein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.


                                    COUNSEL

     Seyfarth, Shaw, Fairweather & Geraldson, 55 East Monroe Street, Chicago, Illinois 60603, will pass upon the legality of the PCs offered hereby. Burton
X. Rosenberg, a Partner at Seyfarth, Shaw, Fairweather & Geraldson, acts as General Counsel and Secretary to the Investment Company and CSC and is also a member of the CSC Board of Directors. Ballard, Spahr, Andrews &

Ingersoll act as counsel to PNC Bank, PIMC and PFPC. Levitt, Greenberg, Kaufman & Goldstein act as counsel to N&B.

                                 MISCELLANEOUS

     As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from PC holders, means the vote of the holders of more than fifty percent (50%) of the Investment Company's outstanding PCs of each class affected by the matter with respect to which the vote is being taken.


     The Investment Company has chosen a calendar fiscal year.

     Purchase orders for PCs of each of the Portfolios are accepted by the Investment Company's Transfer Agent which is located in Wilmington, Delaware.

                                    APPENDIX

                DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

________________________________________________________________________________
     The Investment Company may invest in securities which at time of purchase have ratings not lower than the following:

Type of
Security     Rating Agency       Rating  Summary of Rating
--------     -------------       ------  -----------------
Bond         Moody's Investors    A-3    Bonds which are rated "A"
             Service, Inc.               possess many favorable
             ("Moody's")                 investment attributes and
                                         are to be considered as upper
                                         medium grade obligations.
                                         Factors giving security to
                                         principal and interest are
                                         considered adequate but elements
                                         may be present which suggest a
                                         susceptibility to impairment
                                         sometime in the future.  The
                                         modifier "3" indicates that the
                                         issue ranks in the lower end of
                                         its generic rating category.

Bond         Moody's              Aa     Bonds which are rated "Aa" are
                                         judged to be of high quality by
                                         all standards.  Together with the
                                         "Aaa" group they comprise what are
                                         generally known as high grade bonds.
                                         They are rated lower than the best
                                         bonds because margins of protection
                                         may not be as large as in "Aaa"
                                         securities or fluctuation of protective
                                         elements may be of greater amplitude or
                                         there may be other elements present
                                         which make the long term risks appear
                                         somewhat larger then in the "Aaa"
                                         securities.

Bond         Standard & Poor's    A-     Debt rated "A" has a strong
             Corporation                 capacity to pay interest
             ("S & P")                   and repay principal although
                                         it is somewhat more susceptible to the
                                         adverse effects of changes in
                                         circumstances and economic conditions
                                         than debt in higher rated categories.
                                         The "minus" shows a relative
                                         lower standing within the major "A"
                                         category.

Bond           S & P                        AA             Debt rated "AA" has a very strong
                                                           capacity to pay interest and repay
                                                           principal and differs from the higher
                                                           rated issues only in small degree.

Type of
Security     Rating Agency  Rating         Summary of Rating
--------     -------------  ------         -----------------
Commercial     Moody's      Prime-1        Commercial Paper rated
Paper                                      "Prime-1" has a superior
                                           capacity for repayment of
                                           short-term promissory
                                           obligations evidenced by
                                           leading market positions in
                                           well-established industries,
                                           high rates of return on funds
                                           employed, conservative
                                           capitalization structure with
                                           moderate reliance on debt
                                           and ample asset protection,
                                           broad margins in earnings
                                           coverage of fixed financial
                                           charges and high internal cash
                                           generation and well established
                                           access to a range of financial
                                           markets and assured sources
                                           of alternate liquidity.

Commercial     S & P        A-1            This designation indicates
Paper                                      that the degree of safety
                                           regarding timely payment is either
                                           overwhelming or very strong.

                                   REPORT OF

                          INDEPENDENT ACCOUNTANTS AND

                              FINANCIAL STATEMENTS

                                     PART C

                               OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

                 (a)      Financial Statements

                          (1)     Included in Part A:

                                  Financial Highlights

                          (2)     Included in Part B:

                                  Report of Independent Accountants; Statements of Net Assets of the Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio as of December 31, 1996; Statements of Operations for the Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio for the period ended December 31, 1996; Statements of Changes in Net Assets for the Government/REPO Portfolio for the year ended December 31, 1996 and the period ended December 31, 1995 and for the Money Market Portfolio and the Short-Term Portfolio for the years ended December 31, 1996 and December 31, 1995; Financial Highlights for the Government/REPO Portfolio (for a Participation Certificate outstanding throughout the period) for the year ended December 31, 1996 and the period ended December 31, 1995 and for the Money Market Portfolio and Short-Term Portfolio (for a Participation Certificate outstanding throughout the period) for the years ended December 31, 1996, December 31, 1995, December 31, 1994, December 31, 1993 and December 31, 1992; Notes to Financial Statements which was filed with, and accepted by, the U.S. Securities and Exchange Commission via EDGAR on Form Type N-30D
                                  (with accession number: 0000774412-97-000004)
                                  on March 20, 1997).

                 (b)      Exhibits

Exhibit No.               Description of Exhibit

         1                Form of Amended and Restated Articles of
                          Incorporation of Registrant**

         1 (a) Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant**

         1 (b) Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant**

         2                Bylaws of Registrant as Amended**

         3                Not applicable

         4 Specimen copy of Participation Certificate issued by Registrant**

         5 Form of Investment Advisory and Service Agreement for the Money Market Portfolio**

         5 (a) Form of Investment Advisory Agreement for the Short-Term Portfolio**

         5 (b) Form of Investment Advisory Agreement for the Government/REPO Portfolio *

         6                Not applicable

         7                Not applicable

         8                Form of Custodian Agreement**

         8 (a)            Form of Transfer Agency Agreement**

         9                Form of Administration Agreement**

         9 (a)            Form of Service Agreement for the Short-Term
                          Portfolio**

        10                Opinion of Counsel**

        11                Consent of Coopers & Lybrand L.L.P.

        12                Not applicable

        13                Subscription Agreement**

        14                Not applicable

        15                Not applicable

        16                Computation of performance quotation

        27.1              Financial Data Schedule for the Money Market Portfolio

        27.2              Financial Data Schedule for the Short-Term Portfolio

        27.3              Financial Data Schedule for the Government/REPO
                          Portfolio
____________________________________________________________________________
*  Incorporated by reference from Registration Statement on Form N-1A
   No. 2-99584 as filed with the SEC by the Registrant on March 30, 1995.

** Incorporated by reference from Registration Statement on Form N-1A
   No. 2-99584 as filed with the SEC by the Registrant on April 19, 1996.

Item 25.         Persons Controlled by or Under Common
                 Control with Registrant

                 None

Item 26.         Number of Holders of Securities

                 As of February 28, 1997, the number of record holders of Investment Company PCs were as follows:

                                             Number of
                  Portfolio                Record Holders
                  ---------                --------------
                 Government/REPO                13

                 Money Market                  104

                 Short-Term                     21

Item 27.         Indemnification

                 Under Article IX of the Registrant's Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its PC holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, "Disabling Conduct").

         The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its PC holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither "interested persons" (as defined in the 1940 Act) nor parties to the proceeding (a "Disinterested Majority")or by independent counsel in a written opinion to the Registrant. The Registrant's indemnification policy permits the Registrant to advance attorneys' fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnitee shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Investment Company, shall determine, based on a review of readily available facts to the Investment Company, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.         Business and Other Connections of
                 Investment Adviser

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of the Registrant's Investment Advisers is, or at any time during the past two (2) years have been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")

Position                             Other Business           Type of
with Bank          Name              Connections              Business
---------        --------            --------------           --------
Director         B.R. Brown          President and Chief       Coal
                                     Executive Officer
                                     Consol, Inc.
                                     Pittsburgh, PA

Director         Constance E.        Assiociate Dean,          Medical
                  Clayton            School of Health and
                                     Professor of Pediatrics
                                     Medical College of PA
                                     Hahnemann Unviersity
                                     Philadelphia, PA

Director         Eberhard            Chairman and Chief        Manufacturing
                  Faber, IV          Executive Officer
                                     E.F.L. Inc.
                                     Bearcreek, PA

Director         Dr. Stuart Heydt    President and Chief       Medical
                                     Executive Officer
                                     Geisinger Foundation
                                     Danville, PA

Director         Edward P.           Vice Chairman             Banking
                  Junker, III        PNC Bank, NA
                                     Erie, PA

Director         Thomas A. McConomy  Chairman, President &     Manufacturing
                                     Chief Executive Officer
                                     Calgon Carbon Corp.
                                     Pittsburgh, PA

                  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")

Position                        Other Business                Type of
with Bank    Name                 Connections                 Business
---------  --------             --------------                --------
Director   Thomas H. O'Brien    Chairman                      Banking
                                PNC Bank, NA
                                Pittsburgh, PA

Director   Dr. J. Dennis        Provost                       Education
            O'Connor            The Smithsonian Institution
                                Washington, DC

Director   Rocco A. Ortenzio    Chairman and Chief            Medical
                                 Executive Officer
                                Continental Medical
                                Systems, Inc.
                                Mechanicsburg, PA

Director   Jane G. Pepper       President                     Horticulture
                                Pennsylvania
                                Horticultural Society
                                Philadelphia, PA

Director   Robert C. Robb, Jr.  President                     Financial
                                Lewis, Eckert, Robb &         and
                                Company                       Management
                                Plymouth Meeting, PA          Consultants

Director   James E. Rohr        President and Chief           Banking
                                 Executive Officer
                                PNC Bank, NA
                                Pittsburgh, PA

Director   Daniel M. Rooney     President                     Football
                                Pittsburgh Steelers
                                 Football Club of the
                                 National Football League
                                Pittsburgh, PA

Director   Seth E. Schofield    Chairman, President and       Airline
                                 Chief Executive Officer
                                USAir Group and USAir, Inc.
                                Arlington, VA

                  PNC BANK, NATIONAL ASSOCIATION ("PNC Bank")


Director  Richard C. Caldwell   Chairman and Director     Investment
                                PNC Asset Management      Advisory

                                Executive Vice            Bank
                                 President                Holding
                                PNC Bank Corp.

                                Executive Vice            Banking
                                 President
                                PNC Bank, NA

                                Director                  Banking
                                PNC National Bank

                                Director                  Banking
                                PNC Trust Company
                                of New York

                                Director                  Investment
                                Provident Capital         Advisory
                                Management

                                Director                  Financial
                                PFPC Inc.                 Processing

Chairman  J. Richard Carnall    Executive Vice            Banking
and                              President
Director                        PNC Bank, NA

                                Chairman and Director     Financial
                                PFPC Inc.                 Processing

                                Director                  Banking
                                PNC National Bank

                                Director                  Fiduciary
                                PNC Trust Company         Activities
                                of New York

                                Director                  Investment
                                Provident Capital         Advisory
                                Management

                                Director                  Equipment
                                Hayden Bolts, Inc.

                                Director                  Real Estate
                                Parkway Real Estate Co.

               PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                         Other Business           Type of
with PIMC  Name                    Connections            Business
---------  ----                   --------------          --------
Vice       Jeffrey W. Carson      None
President

Vice       Katherine A. Chuppe    None
President

Senior     Vincent Ciavardini     President and Chief     Financial
Vice                               Financial Officer      Processing
President                         PFPC Inc.

Vice       Mary J. Coldren        None
President

Vice       Lynn C. Evans          None
President

Director   Laurence D. Fink       Chairman and Chief      Investment
                                    Executive Officer     Advisory
                                  BlackRock Financial
                                    Management Inc.

                                  Vice President and      Investment
                                    Director              Advisory
                                  PNC Asset Management
Senior
Vice       Patrick J. Ford        None
President

Controller Pauline M.             Vice President          Financial
            Heintz                PFPC, Inc.              Processing

Vice       Richard Hoerner        None
President

Vice       Michael S.             None
President   Hutchinson

Director   Nicholas M.            Senior Vice President   Banking
and Chief   Marsini, Jr.          PNC Bank, NA
Financial
Officer                           Director                Financial
                                  PFPC Inc.               Processing

                                  Director                Banking
                                  PNC Trust Company
                                  of New York

               PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                                Other Business       Type of
with PIMC        Name                    Connections         Business
---------        ----                   --------------       --------
Vice             Michael J. Milligan    None
President

Vice             Robert J. Morgan       None
President

President        Thomas H. Nevin        None
and Chief
Investment
Officer

Senior           John N. Parthemore     None
Vice
President

Secretary        Michelle L. Petrilli   Chief Counsel        Banking
                                        PNC Bank, DE

                                        Secretary
                                        PFPC Inc.

Vice             Allyn Plambeck         None
President

Vice             G. Keith Robertshaw    None
President

Vice             Brenda Rogers          None
President

Director         Richard L. Smoot       President and Chief   Banking
                                         Executive Officer
                                        PNC Bank, NA

                                        Director              Financial
                                        PFPC Inc.             Processing

                                        Director              Banking
                                        PNC Trust Company
                                        of New York

Vice             Robert F. Strong       None
President

               PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC")

Position                              Other Business          Type of
with PIMC        Name                  Connections            Business
---------        ----                 --------------          --------
Vice             William F. Walsh     None
President

Vice             Stephen M. Wynne     Executive Vice          Financial
President                              President and Chief    Processing
Chief                                  Accounting Officer
Accounting                            PFPC Inc.
Officer and
Assistant
Secretary

     The principal address of PNC Bank Corp. is 5th Avenue and Wood Street, Pittsburgh, PA.

     The principal address of PNC Bank, National Association is 17th and Chestnut Streets, Philadelphia, PA.

     The principal address of PFPC Inc. is 103 Bellevue Parkway, Wilmington,
DE.


                                  NEUBERGER & BERMAN

Name                           Business and Other Connections
----                           ------------------------------
Herbert W. Ackerman            Managing Director,
Principal, Chief Operating     Neuberger & Berman Management, Inc.
 Officer

Robert J. Appel                None
Principal

Howard R. Berlin               Vice President and Director,
Principal, Executive           Neuberger & Berman Partners Fund, Inc.
 Committee Member

Jeffrey Bolton                 None
Principal

Richard A. Cantor              Chairman and Director,
Principal, Executive           Neuberger & Berman Management, Inc.
 Committee Member
                               President,
                               Neuberger & Berman Global Asset Management, Inc.

                                           NEUBERGER & BERMAN

Name                                       Business and Other Connections
----                                       ------------------------------
Vincent T. Cavallo                         Managing Director
Principal, Chief Financial                 Neuberger & Berman Management, Inc.
 Officer

Salvatore D'Elia                           None
Principal

Stanley Egener                             President and Director
Principal                                  Neuberger & Berman Management, Inc.

                                           Chairman of the Board,
                                           Neuberger & Berman Equity Trust

                                           Chairman of the Board,
                                           Neuberger & Berman Equity Assets

                                           Chairman of the Board,
                                           Neuberger & Berman Equity Funds

                                           Chairman of the Board,
                                           Neuberger & Berman Income Funds

Michael N. Emmerman                        None
Principal

Robert D. English                          None
Principal

Jack M. Ferraro                            None
Principal

Gregory P. Francfort                       None
Principal

Howard L. Ganek                            Director,
Principal, Executive                       Neuberger & Berman Trust Company
 Committee Member

Robert I. Gendelman                        None
Principal

Theodore P. Guiliano                       President
Principal                                  Neuberger & Berman Income Managers Trust

                                           President
                                           Neuberger & Berman Income Fund

                                           President
                                           Neuberger & Berman Income Trust

                                           NEUBERGER & BERMAN

Name                                       Business and Other Connections
----                                       ------------------------------
                                           Managing Director
                                           Neuberger & Berman Management, Inc.

Arthur A. Goldberg                         None
Principal

Mark R. Goldstein                          Managing Director
Principal                                  Neuberger & Berman Management, Inc.

                                           Vice President
                                           Neuberger & Berman Management, Inc.

Lee H. Idleman                             None
Principal

Alan L. Jacobs                             None
Principal

Michael W. Kamen                           None
Principal

Michael M. Kassen                          Director
Principal, Executive                       Neuberger & Berman Management, Inc.
 Committee Member

Mark P. Kleiman                            None
Principal

Lee P. Klingenstein                        None
Principal

Irwin Lainoff                              Director
Principal                                  Neuberger & Berman Management, Inc.

Joseph R. Lasser                           None
Principal

Richard S. Levine                          None
Principal

Christopher J.                             None
  Lockwood
Principal

Lawrence Marx, III                         Managing Director
Principal                                  Neuberger & Berman Management, Inc.


Robert R. McComsey                         Executive Vice President
Principal                                  NBA Partners, L.P.

                                NEUBERGER & BERMAN

Name                            Business and Other Connections
----                            ------------------------------
                                Eecutive Vice
                                President
                                N&B Convertible Arbitrage Partners, LP

                                Executive Vice President and Director
                                NBA G.P. Corp.

Martin McKerrow                 General Manager and Director
Principal                       BNP-N&B Global Asset Management, L.P.

                                Managing Director
                                Neuberger & Berman Management, Inc.

Martin E. Messinger             None
Principal

Beth W. Nelson                  None
Principal

Roy R. Neuberger                None
Principal

Harold J. Newman                None
Principal

William P. Overman              None
Principal

Daniel P. Paduano               Vice President
Principal                       Neuberger & Berman Partners Fund

                                Chairman and Director
                                Neuberger & Berman Trust Company

Norman H. Pessin                None
Principal

William A. Potter               None
Principal

Janet W. Prindle                Vice President
Principal                       Neuberger & Berman Management, Inc.

C. Carl Randolph                Managing Director
Principal, Chief Legal          Neuberger & Berman Management, Inc.
 Officer
                                Vice President and Director
                                Neuberger & Berman Trust Company

Kevin L. Risen                  None
Principal

                                           NEUBERGER & BERMAN

Name                                       Business and Other Connections
----                                       ------------------------------
Jack C. Schnackenberg, Jr.                 Managing Director
Principal                                  Neuberger & Berman Management, Inc.

Marvin C. Schwartz                         Director
Principal, Executive                       Neuberger & Berman Management, Inc.
 Committee Member

Kent C. Simons                             Vice President and Managing Director
Principal                                  Neuberger & Berman Management, Inc.

Robert E. Spilka                           Managing Director
Principal                                  Neuberger & Berman Management, Inc.

Gloria H. Spivak                           None
Principal

Heidi S. Steiger                           Managing Director
Principal                                  Neuberger & Berman Management, Inc.

                                           Vice President
                                           Neuberger & Berman Agency, Inc.

                                           Director
                                           Neuberger & Berman Trust Company

Bernard Z. Stein                           None
Principal

Fred Stein                                 None
Principal

Eleanor M. Sterne                          Managing Director
Principal                                  Neuberger & Berman management, Inc.

Philip A. Straus                           None
Principal

Peter Strauss                              None
Principal

Peter E. Sundman                           Senior Vice President
Principal                                  Neuberger & Berman Management, Inc.

Allan D. Sutton                            None
Principal

Richard J. Sweetnam, Jr.  None
Principal

Judith M. Vale                             Vice President
Pincipal                                   Neuberger & Berman Management, Inc.

                                           NEUBERGER & BERMAN

Name                                  Business and Other Connections
----                                  ------------------------------
David I. Weiner                       None
Principal

Dietrich Weismann                     None
Principal, Executive
 Committee Member

Lawrence Zicklin                      Director
Principal, Chief Executive            Neuberger & Berman Management, Inc.
 Officer, Executive
 Committee Member                     President
                                      Global Managers Trust

                                      President and Trustee
                                      Neuberger & Berman Advisors Management
                                      Trust

                                      President and Trustee
                                      Neuberger & Berman Equity Assets

                                      President and Trustee
                                      Neuberger & Berman Managers Trust

                                      President and Trustee
                                      Neuberger & Berman Equity Funds

                                      President and Trustee
                                      Neuberger & Berman Equity Trust


The principal address of Neuberger & Berman and of Neuberger & Berman Management Incorporated is 605 Third Avenue, New York, New York.


Item 29.     Principal Underwriter

             Not applicable

Item 30.     Location of Account and Records

                 Location
           (To the extent known)    Types of Records
          ----------------------    -----------------
     1.   Health Plans Capital      Copies of the Minute Book, Bylaws,
          Services Corp.            Amended and Restated Articles of
          676 St. Clair Street      Incorporation, annual audited financial
          Chicago, IL 60611         statements, and those records maintained
                                    by the Investment Company's Custodian and
                                    Transfer Agent.

                Location
         (To the extent known)    Types of Records
        ----------------------    -----------------
   2.  Neuberger & Berman         Records of the Short-Term Portfolio's
       605 Third Avenue           investment activities and all periodic
       New York, NY 10158         financial and statistical reports and
                                  returns required to be filed with the
                                  SEC and other regulatory agency, including
                                  statements, confirmations, monthly purchase
                                  and sale ledgers, statements of investment
                                  income, calculations of the weighted average
                                  maturity and the yield of the Short-Term
                                  Portfolio.

  3.   PFPC Inc.                  Returns and reports relating to the Investment
       P.O. Box 8950              Company's dividends and distributions; proxy
       Wilmington, DE 19899       cards for meetings of the Investment Company's
                                  PC holders; correspondence from PC holders,
                                  securities brokers and others; state by state
                                  registration reports; periodic and special
                                  reports required or requested by state
                                  insurance commissions and the Investment
                                  Company; various types of statistical
                                  information relating to the PC holder
                                  accounts; and for each PC holder (i) his name,
                                  address, and United States Tax Identification or
                                  Social Security number, (ii) number of PCs
                                  held and number of PCs for which certificates,
                                  if any, have been issued, including
                                  certificate numbers and denominations, (iii)
                                  historical information regarding the account
                                  of each PC holder, including dividends and
                                  distributions paid and the date and price
                                  paid for all transactions in a PC holder's
                                  account, (iv) any stop or restraining order
                                  placed against a PC holder's account, (v) any
                                  correspondence relating to the current
                                  maintenance of a PC holder's account,
                                  information with respect to withholdings and
                                  (vi) any information required by PFPC to
                                  perform any calculations contemplated or
                                  required by the 1940 Act.

  4.   PNC Institutional          Daily journals of the Government/REPO,
       Management Corp.           Money Market and Short-Term Portfolios'
       400 Bellevue Parkway       investments, PCs, income and expenses,
       Wilmington, DE  19809      books and records relating to their securities
                                  transactions and books of account; the
                                  Investment Company's semi-annual reports to
                                  the SEC on Form N-SAR, federal, state and
                                  other

         Location
   (To the extent known)        Types of Records
   ---------------------        -----------------
                                tax records, reports to PC holders and
                                notices to the SEC required pursuant to
                                Rule 24f-2 under the 1940 Act; and for
                                each Portfolio (i) unaudited financial
                                statements, including Schedules of
                                Investments, Statements of Assets and
                                Liabilities, Statements of Operations,
                                Statements of Changes in Net Assets, Cash
                                Statements and Schedules of Capital Gains
                                and Losses, (ii) fiscal year summaries and
                                (iii) quarterly broker security transaction
                                summaries and monthly security transaction
                                listings.

   5. PNC Bank, National        Separate custodian accounts for each
      Association               Portfolio; records of securities and non-
      17th and Chestnut Sts.    cash property of each Portfolio; daily
      Philadelphia, PA 19103    confirmations and summaries of transfers
                                to or from the account of each Portfolio;
                                monthly statements of each Portfolio's
                                property held by PNC Bank; books and
                                records relating to the Investment
                                Company's participation in the Book-Entry
                                System or use of the Depository; reports
                                on PNC Bank's own system of internal
                                control; periodic and special reports as
                                the Investment Company requests; monthly
                                statements summarizing all transactions
                                and entries for the account of each Portfolio;
                                monthly reports of portfolio securities
                                belonging to each Portfolio; monthly reports
                                of the cash account of each Portfolio showing
                                disbursements; reports required pursuant to
                                Rule 17f-4 under the 1940 Act; and reports
                                and data requested or required by state
                                insurance commissioners.

   6. Burton X. Rosenberg       Minute Book, Bylaws and Amended and
      Seyfarth, Shaw,           Restated Articles of Incorporation.
      Fairweather & Geraldson
      55 East Monroe Street
      Suite 4200
      Chicago, Illinois 60603


Item 31.       Management Services

               Not applicable

Item 32.         Undertakings

                 The Investment Company undertakes to furnish each person to whom a prospectus has been delivered with a copy of its latest annual report to Participation Certificate holders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to the Registration Statement pursuant to Rule 485_(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 23rd day of April, 1997.


                          PLAN INVESTMENT FUND, INC.


                          By:  BURTON X. ROSENBERG
                              ----------------------------
                                 Burton X. Rosenberg
                                 Secretary



ATTEST:


   DALE E. PALKA
--------------------
   Dale E. Palka
Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                 Title                 Date
         ---------                 -----                 ----
     *ALBERT F. ANTONINI          Executive Trustee      April 23, 1997
----------------------------
         Albert F. Antonini
                                  Trustee,
                                   President and
     *PHILIP A. GOSS               Chief Executive       April 23, 1997
----------------------------
         Philip A. Goss           Officer

     *GENE HOLCOMB                Trustee                April 23, 1997
----------------------------
         Gene Holcomb

     *STEVEN L. HOOKER            Trustee                April 23, 1997
----------------------------
         Steven L. Hooker

      *RONALD F. KING             Trustee                April 23, 1997
----------------------------
         Ronald F. King

                                  Trustee
----------------------------
         Charles R. Long

     *DAVID M. MURDOCH            Trustee and            April 23, 1997
----------------------------       Treasurer
         David M. Murdoch

                                  Trustee
----------------------------
         Thomas J. Ward


                                  Trustee
-----------------------------
         Sherman M. Wolff


*Executed on behalf of the indicated Officers and Trustees by Burton X. Rosenberg, duly appointed attorney-in-fact.


By:    BURTON X. ROSENBERG
    --------------------------------------
     Burton X. Rosenberg, Attorney-in-fact

                               INDEX TO EXHIBITS

Exhibit No.      Description of Exhibit
-----------    --------------------------
     1         Form of Amended and Restated Articles of Incorporation
               of Registrant**
     1 (a)     Articles of Amendment to Amended and Restated Articles
               of Incorporation of Registrant**
     1 (b)     Articles of Amendment to Amended and Restated Articles
               of Incorporation of Registrant**
     2         Bylaws of Registrant as Amended**
     4         Specimen copy of Participation Certificate issued by
               Registrant**
     5         Form of Investment Advisory and Service Agreement for
               the Money Market Portfolio**
     5 (a)     Form of Investment Advisory Agreement for the Short-Term
               Portfolio**
     5 (b)     Form of Investment Advisory Agreement for the
               Government/REPO Portfolio *
     8         Form of Custodian Agreement**
     8 (a)     Form of Transfer Agency Agreement**
     9         Form of Administration Agreement**
     9 (a)     Form of Service Agreement for the Short-Term Portfolio**
     10        Opinion of Counsel**
     11        Consent of Coopers & Lybrand L.L.P.
     13        Subscription Agreement**
     16        Computation of performance quotation
     27.1      Financial Data Schedule for the Money Market Portfolio
     27.2      Financial Data Schedule for the Short-Term Portfolio
     27.3      Financial Data Schedule for the Government/REPO
               Portfolio

______________________________________________________________________________

      * Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on March 30, 1995

     ** Incorporated by reference from Post-Effective Admendment No. 13 to
        Registration Statement on Form N-1A No. 2-99584 as filed with the SEC by the Registrant on April 19, 1996


EXHIBIT 11


                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the following with respect to Post-Effective Amendments Nos. 14 and 17 to the Registration Statement (No. 2-99584) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, respectively, as amended, for the Government/REPO, Money Market and Short-Term Portfolios of Plan Investment Fund, Inc.:

1. The inclusion of our report dated January 31, 1997 accompanying the financial statements and financial highlights of Plan Investment Fund, Inc. in the Statement of Additional Information.

2. The incorporation by reference of our report dated January 31, 1997 into the Prospectus.

3. The reference to our firm under the headings "Portfolio Fee Tables", "Financial Highlights", and "General Information" in the Prospectus, and under the heading "Independent Accountants" in the Statement of Additional Information.





COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 22, 1997

EXHIBIT 16

COMPUTATION OF PERFORMANCE QUOTATION

Money Market Portfolio

(A) Average yield for the 7 day period ending December 31, 1996

    Daily dividend per PC (Net of expenses)

    December 25  0.000143785
             26  0.000143908
             27  0.000144069
             28  0.000144069
             29  0.000144069
             30  0.000145321
             31  0.000148889
                 -----------
                 0.001014110

    Base period return = 0.001014110/1 = 0.001014110

    Formula

    Average yield = Base period return * (365/7)

                  = 0.001014110 * (365/7)

                  = 0.0529

                  = 5.29%

(B) Effective yield for the 7 day period ending December 31, 1996

    Formula

    Effective yield = ((Base period return + 1) @ (365/7)) - 1

                    = (1.001014110 @ (365/7)) - 1

                    = 0.0543

                    = 5.43%

Government/REPO Portfolio

(A) Average yield for the 7 day period ending December 31, 1996

    Daily dividend per PC (Net of expenses)

    December 25  0.000143543
             26  0.000143983
             27  0.000145135
             28  0.000145135
             29  0.000145135
             30  0.000153808
             31  0.000169325
                 -----------
                 0.001046064

    Base period return = 0.001046064/1 = 0.001046064

    Formula

    Average yield = Base period return * (365/7)

                  = 0.001046064 * (365/7)

                  = 0.0545

                  = 5.45%

(B) Effective yield for the 7 day period ending December 31, 1996

    Formula

    Effective yield = ((Base period return + 1) @ (365/7)) - 1

                    = (1.001046064 @ (365/7)) - 1

                    = 0.0560

                    = 5.60%

Short-Term Portfolio

(A) 30 day yield for period ending December 31, 1996

    A = Interest earned during the period                  321,275

    B = Expenses accrued during the period                  17,326

    C = Average PCs outstanding during the period        7,050,116

    D = Maximum offering price on last day of period =        9.95


    Formula

    30 day yield = 2 (((((A-B)/(C*D))+1)@6)-1)

                 = 2 (((303,949/70,148,654)+1)@6)-1)

                 = .0526

                 =  5.26%

(B)  Total return calculation for period ending December 31, 1996
     $9.95   Ending Net Asset Value

                $1,000
                Invest     From December 31, 1995
              Begin NAV    #  Years       1
                 $10.00
                                                      Share
               Shares     Factor       NAV    $ Div    Div
               -------  -----------    ----   -----   -----
 1996    Jan   100.705  0.049284736   10.01    4.33   0.493
         Feb   101.493  0.044869470    9.99    4.51   0.451
         Mar   101.944  0.045891242    9.96    4.63   0.465
         Apr   101.409  0.044191954    9.95    4.48   0.450
         May   101.859  0.045127720    9.94    4.60   0.463
         June  102.322  0.043898073    9.94    4.49   0.452
         Jul   102.774  0.045215148    9.94    4.65   0.468
         Aug   103.242  0.045318134    9.94    4.68   0.471
         Sep   103.713  0.044110226    9.94    4.57   0.460
         Oct   104.173  0.045371563    9.95    4.73   0.475
         Nov   104.648  0.043586785    9.96    4.56   0.458
         Dec   105.106  0.044731266    9.95    4.70   0.472
         End   105.578                 9.95

         Ending NAV           $9.95

         Ending Value     $1,050.81

         Formula
         -------

         T =  Average annual total return

                     1/N
         T = ((ERV/P)   ) - 1           P = Initial investment
                                      ERV = Ending value
                                        N = Number of years

                                 1/1
         T  = ((1050.81/1000)   ) - 1

         T =  5.08%

                $1,000
                Invest     From December 31, 1991
              Begin NAV    #  Years    5.00
                 $10.09
                                                      Share
                Shares     Factor      NAV    $ Div    Div
                ------  -----------    ----    ----   -----
1992     Jan    99.108  0.045093187   10.06    4.47   0.444
         Feb    99.552  0.040648396   10.04    4.05   0.403
         Mar    99.955  0.039938018   10.03    3.99   0.398
         Apr   100.353  0.039066315   10.05    3.92   0.390
         May   100.743  0.038027554   10.05    3.83   0.381
         Jun   101.124  0.037210258   10.07    3.76   0.373
         Jul   101.497  0.036261406   10.08    3.68   0.365
         Aug   101.862  0.034326793   10.09    3.50   0.347
         Sep   102.209  0.033625262   10.11    3.44   0.340
         Oct   102.549  0.033468981   10.05    3.43   0.341
         Nov   102.890  0.032357726   10.04    3.33   0.332
         Dec   103.222  0.032162399   10.04    3.32   0.331
1993     Jan   103.553  0.032919385   10.05    3.41   0.339
         Feb   103.892  0.030766351   10.07    3.20   0.318
         Mar   104.210  0.033596382   10.07    3.50   0.348
         Apr   104.558  0.032200821   10.07    3.37   0.335
         May   104.893  0.033164935   10.06    3.48   0.346
         Jun   105.239  0.031367384   10.07    3.30   0.328
         Jul   105.567  0.032791549   10.05    3.46   0.344
         Aug   105.911  0.030790066   10.07    3.26   0.324
         Sep   106.235  0.028916896   10.07    3.07   0.305
         Oct   106.540  0.029251528   10.06    3.12   0.310
         Nov   106.850  0.029603019   10.04    3.16   0.315
         Dec   107.165  0.042465678   10.03    4.55   0.454
1994     Jan   107.619  0.031398528   10.04    3.38   0.337
         Feb   107.956  0.027818792   10.01    3.00   0.300
         Mar   108.256  0.031034972    9.98    3.36   0.337
         Apr   108.593  0.032568616    9.97    3.54   0.355
         May   108.948  0.034692916    9.97    3.78   0.379
         Jun   109.327  0.034858157    9.97    3.81   0.382
         Jul   109.709  0.036863406    9.95    4.04   0.406
         Aug   110.115  0.038885975    9.97    4.28   0.429
         Sep   110.544  0.039443739    9.95    4.36   0.438
         Oct   110.982  0.042608173    9.94    4.73   0.476
         Nov   111.458  0.042615906    9.93    4.75   0.478
         Dec   111.936  0.047054057    9.93    5.27   0.531
1995     Jan   112.467  0.049480333    9.94    5.56   0.559
         Feb   113.026  0.046128402    9.96    5.21   0.523
         Mar   113.549  0.051404573    9.96    5.84   0.586
         Apr   114.135  0.049666330    9.97    5.67   0.569
         May   114.704  0.051232284    9.99    5.88   0.589
         Jun   115.293  0.049518881    9.98    5.71   0.572
         Jul   115.865  0.050099413    9.98    5.80   0.581
         Aug   116.446  0.050378200    9.99    5.87   0.588
         Sep   117.034  0.049663401    9.99    5.81   0.582
         Oct   117.616  0.051678273    9.98    6.08   0.609
         Nov   118.225  0.049360269    9.99    5.84   0.585
         Dec   118.810  0.050061990   10.00    5.95   0.595

 1996    Jan   119.405  0.049284736   10.01    5.88   0.587
         Feb   119.992  0.044869470    9.99    5.38   0.539
         Mar   120.531  0.045891242    9.96    5.53   0.555
         Apr   121.086  0.044191954    9.95    5.35   0.538
         May   121.624  0.045127720    9.94    5.49   0.552
         June  122.176  0.043898073    9.94    5.36   0.539
         Jul   122.715  0.045215148    9.94    5.55   0.558
         Aug   123.273  0.045318134    9.94    5.59   0.562
         Sep   123.835  0.044110226    9.94    5.46   0.549
         Oct   124.384  0.045371563    9.95    5.64   0.567
         Nov   124.951  0.043586785    9.96    5.45   0.547
         Dec   125.498  0.044731266    9.95    5.61   0.564
         END   126.062

              End NAV         $9.95

              End Value   $1,254.68

         T  =  Average annual total return

                                 (1/5)
         T  = (1,254.68/1,000      ) - 1

         T  =  4.64%

                $1,000     From March 11, 1987
                Invest     #  Years 9.81
              Begin NAV
                $10.00
                                                      Share
                Shares     Factor      NAV    $ Div    Div
               -------  -----------    ----   -----   -----
1987     Mar   100.000  0.033969164    9.98    3.40   0.341
         Apr   100.341  0.049320369    9.89    4.95   0.501
         May   100.842  0.052762194    9.89    5.32   0.538
         Jun   101.380  0.051981490    9.90    5.27   0.532
         Jul   101.912  0.053123940    9.90    5.41   0.546
         Aug   102.458  0.053216360    9.89    5.45   0.551
         Sep   103.009  0.054351136    9.85    5.60   0.569
         Oct   103.578  0.058628852    9.88    6.07   0.614
         Nov   104.192  0.054963879    9.88    5.73   0.580
         Dec   104.772  0.059029747    9.88    6.18   0.626
1988     Jan   105.398  0.057954511    9.91    6.11   0.617
         Feb   106.015  0.052038256    9.93    5.52   0.556
         Mar   106.571  0.054831346    9.92    5.84   0.589
         Apr   107.160  0.054257436    9.91    5.81   0.586
         May   107.746  0.057427618    9.88    6.19   0.627
         Jun   108.373  0.057207355    9.89    6.20   0.627
         Jul   109.000  0.060517166    9.88    6.60   0.668
         Aug   109.668  0.062797415    9.87    6.89   0.698
         Sep   110.366  0.062213367    9.88    6.87   0.695
         Oct   111.061  0.064926200    9.89    7.21   0.729
         Nov   111.790  0.063580000    9.87    7.11   0.720
         Dec   112.510  0.067527771    9.85    7.60   0.772
1989     Jan   113.282  0.068462039    9.85    7.76   0.788
         Feb   114.070  0.062283949    9.84    7.10   0.722
         Mar   114.792  0.073303605    9.84    8.41   0.855
         Apr   115.647  0.071661014    9.85    8.29   0.842
         May   116.489  0.073973924    9.87    8.62   0.873
         Jun   117.362  0.070233867    9.90    8.24   0.832
         Jul   118.194  0.071261069    9.94    8.42   0.847
         Aug   119.041  0.070574755    9.89    8.40   0.849
         Sep   119.890  0.067587691    9.88    8.10   0.820
         Oct   120.710  0.069507056    9.92    8.39   0.846
         Nov   121.556  0.065948268    9.92    8.02   0.808
         Dec   122.364  0.067718919    9.91    8.29   0.837
1990     Jan   123.201  0.066526408    9.90    8.20   0.828
         Feb   124.029  0.060189846    9.89    7.47   0.755
         Mar   124.784  0.066963287    9.88    8.36   0.846
         Apr   125.630  0.064850441    9.86    8.15   0.827
         May   126.457  0.067291864    9.88    8.51   0.861
         Jun   127.318  0.064847950    9.89    8.26   0.835
         Jul   128.153  0.066720975    9.91    8.55   0.863
         Aug   129.016  0.066082175    9.90    8.53   0.862
         Sep   129.878  0.063492297    9.91    8.25   0.832
         Oct   130.710  0.064926332    9.92    8.49   0.856
         Nov   131.566  0.062295378    9.93    8.20   0.826
         Dec   132.392  0.063928804    9.96    8.46   0.849

1991     Jan   133.241  0.062269513    9.98    8.30   0.832
         Feb   134.073  0.054861582    9.97    7.36   0.738
         Mar   134.811  0.058455505    9.97    7.88   0.790
         Apr   135.601  0.054480897    9.97    7.39   0.741
         May   136.342  0.054010936    9.97    7.36   0.738
         Jun   137.080  0.051107214    9.96    7.01   0.704
         Jul   137.784  0.052982515    9.97    7.30   0.732
         Aug   138.516  0.052604696    9.99    7.29   0.730
         Sep   139.246  0.049697140   10.01    6.92   0.691
         Oct   139.937  0.050185457   10.04    7.02   0.699
         Nov   140.636  0.048259718   10.06    6.79   0.675
         Dec   141.311  0.047631956   10.09    6.73   0.667
1992     Jan   141.978  0.045093187   10.06    6.40   0.636
         Feb   142.614  0.040648396   10.04    5.80   0.578
         Mar   143.192  0.039938018   10.03    5.72   0.570
         Apr   143.762  0.039066315   10.05    5.62   0.559
         May   144.321  0.038027554   10.05    5.49   0.546
         Jun   144.867  0.037210258   10.07    5.39   0.535
         Jul   145.402  0.036261406   10.08    5.27   0.523
         Aug   145.925  0.034326793   10.09    5.01   0.497
         Sep   146.422  0.033625262   10.11    4.92   0.487
         Oct   146.909  0.033468981   10.05    4.92   0.490
         Nov   147.399  0.032357726   10.04    4.77   0.475
         Dec   147.874  0.032162399   10.04    4.76   0.474
1993     Jan   148.348  0.032919385   10.05    4.88   0.486
         Feb   148.834  0.030766351   10.07    4.58   0.455
         Mar   149.289  0.033596382   10.07    5.02   0.499
         Apr   149.788  0.032200821   10.07    4.82   0.479
         May   150.267  0.033164935   10.06    4.98   0.495
         Jun   150.762  0.031367384   10.07    4.73   0.470
         Jul   151.232  0.032791549   10.05    4.96   0.494
         Aug   151.726  0.030790066   10.07    4.67   0.464
         Sep   152.190  0.028916896   10.07    4.40   0.437
         Oct   152.627  0.029251528   10.06    4.46   0.443
         Nov   153.070  0.029603019   10.04    4.53   0.451
         Dec   153.521  0.042465678   10.03    6.52   0.650
1994     Jan   154.171  0.031398528   10.04    4.84   0.482
         Feb   154.653  0.027818792   10.01    4.30   0.430
         Mar   155.083  0.031034972    9.98    4.81   0.482
         Apr   155.565  0.032568616    9.97    5.07   0.509
         May   156.074  0.034692916    9.97    5.41   0.543
         Jun   156.617  0.034858157    9.97    5.46   0.548
         Jul   157.165  0.036863406    9.95    5.79   0.582
         Aug   157.747  0.038885975    9.97    6.13   0.615
         Sep   158.362  0.039443739    9.95    6.25   0.628
         Oct   158.990  0.042608173    9.94    6.77   0.681
         Nov   159.671  0.042615906    9.93    6.80   0.685
         Dec   160.356  0.047054057    9.93    7.55   0.760

 1995    Jan   161.116  0.049480333    9.94    7.97   0.802
         Feb   161.918  0.046128402    9.96    7.47   0.750
         Mar   162.668  0.051404573    9.96    8.36   0.839
         Apr   163.507  0.049666330    9.97    8.12   0.814
         May   164.321  0.051232284    9.99    8.42   0.843
         June  165.164  0.049518881    9.98    8.18   0.820
         Jul   165.984  0.050099413    9.98    8.32   0.834
         Aug   166.818  0.050378200    9.99    8.40   0.841
         Sep   167.659  0.049663401    9.99    8.33   0.834
         Oct   168.493  0.051678273    9.98    8.71   0.873
         Nov   169.366  0.049360269    9.99    8.36   0.837
         Dec   170.203  0.050061990   10.00    8.52   0.852
 1996    Jan   171.055  0.049284736   10.01    8.43   0.842
         Feb   171.897  0.044869470    9.99    7.71   0.772
         Mar   172.669  0.045891242    9.96    7.92   0.795
         Apr   173.464  0.044191954    9.95    7.67   0.771
         May   174.235  0.045127720    9.94    7.86   0.791
         June  175.026  0.043898073    9.94    7.68   0.773
         Jul   175.799  0.045215148    9.94    7.95   0.800
         Aug   176.599  0.045318134    9.94    8.00   0.805
         Sep   177.404  0.044110226    9.94    7.83   0.788
         Oct   178.192  0.045371563    9.95    8.08   0.812
         Nov   179.004  0.043586785    9.96    7.80   0.783
         Dec   179.787  0.044731266    9.95    8.04   0.808
         END   180.595

              End NAV         $9.95
              End Value   $1,797.44
         T  =  Average annual total return

                              (1/9.81)
         T  = (1,797.44/1,000        ) - 1

         T  =  6.16%



EXHIBIT 27